UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-06367

                Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:   March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2020

To Our Shareholders,

For the six months ended March 31, 2020, the net asset value (NAV) per Class AAA Share of The Gabelli Equity Income Fund decreased 19.7% compared with a decrease of 12.3% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2020.

Comparative Results

Average Annual Returns through March 31, 2020 (a)(b) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(01/02/92)
Class AAA (GABEX)	(19.71)%	(18.67)%	(0.50)%	5.74%	5.19%	8.43%
S&P 500 Index	(12.31)	(6.98)	6.73	10.53	7.58	8.85 (c)
Nasdaq Composite Index	(3.15)	0.77	10.76	13.76	10.65	10.21 (c)
Lipper Equity Income Fund Average	(18.11)	(12.85)	3.23	7.79	5.73	7.57
Class A (GCAEX)	(19.73)	(18.68)	(0.51)	5.74	5.19	8.43
With sales charge (d)	(24.35)	(23.35)	(1.68)	5.11	4.77	8.20
Class C (GCCEX)	(20.07)	(19.37)	(1.26)	4.94	4.40	7.97
With contingent deferred sales charge (e)	(20.87)	(20.17)	(1.26)	4.94	4.40	7.97
Class I (GCIEX)	(19.63)	(18.51)	(0.25)	6.00	5.41	8.55

In the current prospectuses dated January 28, 2020, the expense ratios for Class AAA, A, C, and I Shares are 1.46%, 1.46%, 2.21%, and 1.21%, respectively. See page 10 for the expense ratios for the six months ended March 31, 2020. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	S&P 500 Index and Nasdaq Composite Index since inception performance figures are as of December 31, 1991.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Equity Income Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2019 through March 31, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/19	Ending Account Value 03/31/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$802.90	1.47%	$6.63
Class A	$1,000.00	$802.70	1.47%	$6.62
Class C	$1,000.00	$799.30	2.22%	$9.99
Class I	$1,000.00	$803.70	1.22%	$5.50
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.65	1.47%	$7.41
Class A	$1,000.00	$1,017.65	1.47%	$7.41
Class C	$1,000.00	$1,013.90	2.22%	$11.18
Class I	$1,000.00	$1,018.90	1.22%	$6.16
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2020:

The Gabelli Equity Income Fund

Food and Beverage	20.4%
Financial Services	13.9%
Consumer Products	8.1%
Telecommunications	5.2%
Health Care	5.2%
Retail	5.0%
Diversified Industrial	4.8%
Business Services	4.2%
Automotive: Parts and Accessories	3.4%
Equipment and Supplies	3.3%
Energy and Utilities: Oil	2.3%
Machinery	2.2%
Entertainment	2.1%
Electronics	1.9%
Energy and Utilities: Natural Gas	1.8%
Computer Software and Services	1.7%
Metals and Mining	1.6%
Transportation	1.5%
Computer Hardware	1.3%
Wireless Communications	1.2%
Building and Construction	1.1%
Aerospace	1.1%

Specialty Chemicals	0.9%
Automotive	0.8%
Cable and Satellite	0.8%
Energy and Utilities: Integrated	0.8%
Aviation: Parts and Services	0.6%
Agriculture	0.5%
Paper and Forest Products	0.5%
Environmental Services	0.4%
Energy and Utilities: Water	0.4%
Energy and Utilities: Electric	0.4%
Hotels and Gaming	0.3%
Energy and Utilities: Services	0.3%
Broadcasting	0.3%
Consumer Services	0.2%
Communications Equipment	0.2%
Real Estate	0.1%
Publishing	0.0%*
Other Assets and Liabilities (Net)	(0.8)%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 100.8%
	Aerospace — 1.1%
56,500	Aerojet Rocketdyne Holdings Inc.†	$299,453	$2,363,395
2,000	Lockheed Martin Corp.	47,350	677,900
13,000	Rockwell Automation Inc.	390,550	1,961,830
100,000	Rolls-Royce Holdings plc	603,349	423,058

		1,340,702	5,426,183

	Agriculture — 0.5%
71,000	Archer-Daniels-Midland Co.	1,836,782	2,497,780
12,000	The Mosaic Co.	186,246	129,840

		2,023,028	2,627,620

	Automotive — 0.8%
154,000	Navistar International Corp.†	2,866,280	2,539,460
25,000	PACCAR Inc.	1,106,118	1,528,250

		3,972,398	4,067,710

	Automotive: Parts and Accessories — 3.4%
90,000	Dana Inc.	1,392,329	702,900
242,500	Genuine Parts Co.(a)	10,097,134	16,327,525

		11,489,463	17,030,425

	Aviation: Parts and Services — 0.6%
30,000	United Technologies Corp.	1,605,359	2,829,900

	Broadcasting — 0.3%
38,000	Liberty Global plc, Cl. A†	841,273	627,380
20,000	Liberty Global plc, Cl. C†	433,897	314,200
34,500	MSG Networks Inc., Cl. A†	128,602	351,900

		1,403,772	1,293,480

	Building and Construction — 1.1%
80,000	Fortune Brands Home & Security Inc.	800,540	3,460,000
43,000	Herc Holdings Inc.†	1,371,812	879,780
50,000	Johnson Controls International plc	879,939	1,348,000

		3,052,291	5,687,780

	Business Services — 4.2%
19,000	Automatic Data Processing Inc.	718,499	2,596,920
47,000	Mastercard Inc., Cl. A(a)	317,465	11,353,320
2,400	MSC Industrial Direct Co. Inc., Cl. A	165,490	131,928
34,000	Pentair plc	674,722	1,011,840
23,000	S&P Global Inc.	954,302	5,636,150

		2,830,478	20,730,158

	Cable and Satellite — 0.8%
10,000	AMC Networks Inc., Cl. A†	389,742	243,100
162,000	DISH Network Corp., Cl. A†	3,232,240	3,238,380

Shares		Cost	Market Value
16,000	EchoStar Corp., Cl. A†	$389,202	$511,520

		4,011,184	3,993,000

	Communications Equipment — 0.2%
44,000	Corning Inc.	504,755	903,760

	Computer Hardware — 1.3%
14,000	Apple Inc.	1,025,365	3,560,060
25,000	International Business Machines Corp.	1,993,300	2,773,250

		3,018,665	6,333,310

	Computer Software and Services — 1.7%
116,000	Hewlett Packard Enterprise Co.	691,655	1,126,360
45,000	Microsoft Corp.	1,257,300	7,096,950

		1,948,955	8,223,310

	Consumer Products — 8.1%
27,000	Altria Group Inc.	230,594	1,044,090
28,000	Edgewell Personal Care Co.†	738,512	674,240
53,000	Energizer Holdings Inc.	1,441,783	1,603,250
30,000	Essity AB, Cl. A	529,907	918,873
1,500	National Presto Industries Inc.	45,698	106,215
41,000	Reckitt Benckiser Group plc	1,221,695	3,131,948
520,000	Swedish Match AB	6,047,133	29,856,812
56,500	Unilever NV	1,120,997	2,756,635

		11,376,319	40,092,063

	Consumer Services — 0.2%
2,000	Allegion plc	23,512	184,040
28,000	Rollins Inc.	41,758	1,011,920

		65,270	1,195,960

	Diversified Industrial — 4.8%
80,000	Crane Co.	2,475,345	3,934,400
55,000	Eaton Corp. plc	2,188,964	4,272,950
6,500	Honeywell International Inc.	139,361	869,635
8,824	Ingersoll Rand Inc.†	46,675	218,835
48,000	ITT Inc.	961,318	2,177,280
50,000	Jardine Matheson Holdings Ltd.	2,372,853	2,500,000
178,000	Jardine Strategic Holdings Ltd.	4,191,229	3,951,600
38,000	nVent Electric plc	365,955	641,060
120,000	Textron Inc.	763,372	3,200,400
228,000	Toray Industries Inc.	1,552,389	994,485
10,000	Trane Technologies plc	160,959	825,900
25,000	Trinity Industries Inc.	324,983	401,750

		15,543,403	23,988,295

	Electronics — 1.9%
30,000	Sony Corp.	758,679	1,791,490
58,000	Sony Corp., ADR	1,422,956	3,432,440
52,000	TE Connectivity Ltd.	1,711,999	3,274,960

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
10,000	Texas Instruments Inc.	$147,000	$999,300

		4,040,634	9,498,190

	Energy and Utilities: Electric — 0.4%
5,000	Avangrid Inc.	98,239	218,900
40,000	Korea Electric Power Corp., ADR†	502,228	302,000
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(b)	0	0
100,000	The AES Corp.	419,608	1,360,000

		1,020,075	1,880,900

	Energy and Utilities: Integrated — 0.8%
115,000	Energy Transfer LP	259,150	529,000
29,000	Eni SpA.	304,221	294,894
6,500	Iberdrola SA, ADR	98,020	252,899
58,000	OGE Energy Corp.	773,496	1,782,340
28,000	PNM Resources Inc.	288,075	1,064,000

		1,722,962	3,923,133

	Energy and Utilities: Natural Gas — 1.8%
153,000	National Fuel Gas Co.	6,328,470	5,705,370
12,500	ONE Gas Inc.	51,690	1,045,250
70,000	ONEOK Inc.	446,732	1,526,700
7,500	Southwest Gas Holdings Inc.	153,948	521,700

		6,980,840	8,799,020

	Energy and Utilities: Oil — 2.3%
61,000	Chevron Corp.	2,186,027	4,420,060
7,000	ConocoPhillips	128,274	215,600
29,000	Devon Energy Corp.	668,097	200,390
15,000	Exxon Mobil Corp.	364,150	569,550
75,000	Hess Corp.	3,678,524	2,497,500
18,000	Marathon Petroleum Corp.	234,717	425,160
20,000	Occidental Petroleum Corp.	430,145	231,600
63,500	Royal Dutch Shell plc, Cl. A, ADR	2,745,961	2,215,515
17,000	TOTAL SA, ADR	282,789	633,080

		10,718,684	11,408,455

	Energy and Utilities: Services — 0.3%
215,000	Halliburton Co.	6,172,762	1,472,750
36,000	Oceaneering International Inc.†	541,232	105,840
10,000	Schlumberger Ltd.	206,840	134,900

		6,920,834	1,713,490

	Energy and Utilities: Water — 0.4%
5,000	Essential Utilities Inc.	36,851	203,500
60,000	Severn Trent plc	1,568,506	1,699,189

		1,605,357	1,902,689

Shares		Cost	Market Value
	Entertainment — 2.1%
32,000	Grupo Televisa SAB, ADR	$419,944	$185,600
10,000	The Madison Square Garden Co., Cl. A†	294,928	2,114,100
455,000	ViacomCBS Inc., Cl. A	15,965,217	8,112,650

		16,680,089	10,412,350

	Environmental Services — 0.4%
20,000	Republic Services Inc.	676,000	1,501,200
6,000	Waste Management Inc.	173,464	555,360

		849,464	2,056,560

	Equipment and Supplies — 3.3%
10,000	A.O. Smith Corp.	26,646	378,100
16,000	Danaher Corp.	467,288	2,214,560
171,500	Flowserve Corp.	2,195,435	4,097,135
58,000	Graco Inc.	976,289	2,826,340
22,000	Minerals Technologies Inc.	757,033	797,720
158,000	Mueller Industries Inc.	3,000,533	3,782,520
16,000	Parker-Hannifin Corp.	835,168	2,075,680

		8,258,392	16,172,055

	Financial Services — 13.9%
5,500	Alleghany Corp.	835,930	3,037,925
28,000	AllianceBernstein Holding LP	210,273	520,520
44,000	American Express Co.(a)	716,580	3,766,840
21,500	Ameris Bancorp	229,000	510,840
8,000	Argo Group International Holdings Ltd.	151,092	296,480
5,195	Banco Santander Chile, ADR	29,250	78,600
150,000	Bank of America Corp.	966,810	3,184,500
13,056	BNP Paribas SA	580,935	396,130
32,000	Eaton Vance Corp.	911,477	1,032,000
46,000	Interactive Brokers Group Inc., Cl. A	685,105	1,985,820
15,000	Jefferies Financial Group Inc.	263,160	205,050
15,000	JPMorgan Chase & Co.	291,084	1,350,450
60,000	Julius Baer Group Ltd.	1,954,717	2,059,013
51,000	Kinnevik AB, Cl. A	1,057,320	850,640
90,000	Loews Corp.	3,372,903	3,134,700
20,000	M&T Bank Corp.	1,692,223	2,068,600
34,000	Marsh & McLennan Cos. Inc.	955,631	2,939,640
21,000	Morgan Stanley	472,824	714,000
9,000	Popular Inc.	158,610	315,000
130,000	SLM Corp.	640,624	934,700
125,000	State Street Corp.	5,702,036	6,658,750
270,000	Sterling Bancorp	2,896,474	2,821,500
8,000	T. Rowe Price Group Inc	148,674	781,200
330,000	The Bank of New York Mellon Corp.(a)	8,272,209	11,114,400
18,500	The Goldman Sachs Group Inc.	2,239,746	2,859,915

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
50,000	The Hartford Financial Services
	Group Inc.	$1,572,455	$1,762,000
87,000	The PNC Financial Services Group Inc.(a)	4,577,784	8,327,640
1,000	The Travelers Companies Inc.	39,798	99,350
53,000	Valley National Bancorp	331,250	387,430
55,000	Waddell & Reed Financial Inc., Cl. A	908,850	625,900
138,000	Wells Fargo & Co.	3,947,328	3,960,600

		46,812,152	68,780,133

	Food and Beverage — 20.4%
1,000	Anheuser-Busch InBev SA/NV	15,876	44,634
320,000	Brown-Forman Corp., Cl. A	4,904,546	16,441,600
40,000	Campbell Soup Co.	1,242,071	1,846,400
80,000	Coca-Cola Amatil Ltd., ADR	246,845	436,000
20,000	Coca-Cola European Partners plc	450,000	750,600
10,000	Coca-Cola Femsa SAB de CV, ADR	340,563	402,300
6,500	Constellation Brands Inc., Cl. A	80,622	931,840
55,000	Danone SA	2,430,944	3,557,075
650,000	Davide Campari-Milano SpA	2,192,154	4,695,599
61,000	Diageo plc, ADR	3,484,375	7,754,320
90,000	Fomento Economico Mexicano SAB de CV, ADR	2,156,414	5,445,900
1,000	General Mills Inc.	26,640	52,770
1,900,000	Grupo Bimbo SAB de CV, Cl. A	1,521,524	2,786,426
108,000	Heineken NV	5,066,309	9,071,667
170,000	ITO EN Ltd.	3,204,919	9,043,478
23,000	Kellogg Co.	1,200,889	1,379,770
2,000	McCormick & Co. Inc., Cl. V	137,120	284,860
18,000	McCormick & Co. Inc.,
	Non-Voting	804,870	2,541,780
44,000	Mondelēz International Inc., Cl. A	792,620	2,203,520
41,000	Nestlé SA	837,779	4,236,312
75,000	Nissin Foods Holdings Co. Ltd.	2,386,687	6,277,610
42,500	PepsiCo Inc.	2,756,055	5,104,250
32,000	Pernod Ricard SA	2,729,433	4,568,656
53,500	Remy Cointreau SA	3,152,843	5,879,867
36,000	Sapporo Holdings Ltd.	810,532	667,268
10,000	The Coca-Cola Co.	208,400	442,500
1,000	The Hershey Co.	36,300	132,500
50,000	The Kraft Heinz Co.	1,403,471	1,237,000
20,001	Tootsie Roll Industries Inc.	337,116	719,236
35,000	Yakult Honsha Co. Ltd.	868,590	2,079,981

		45,826,507	101,015,719

	Health Care — 5.2%
9,000	Abbott Laboratories	204,847	710,190

Shares		Cost	Market Value
4,000	AbbVie Inc.	$99,413	$304,760
4,000	Alcon Inc.†	133,378	203,280
78,000	Baxter International Inc.	1,729,585	6,332,820
6,500	Bio-Rad Laboratories Inc., Cl. A†	638,135	2,278,640
124,500	Bristol-Myers Squibb Co.	2,992,983	6,939,630
74,000	Demant A/S†	716,237	1,646,364
8,000	GlaxoSmithKline plc, ADR	327,365	303,120
33,000	Henry Schein Inc.†	333,488	1,667,160
17,000	Merck & Co. Inc.	315,531	1,307,980
16,000	Novartis AG, ADR	780,337	1,319,200
20,000	Pfizer Inc.	336,990	652,800
45,000	Roche Holding AG, ADR	826,666	1,825,650
2,700	Zimmer Biomet Holdings Inc.	141,004	272,916

		9,575,959	25,764,510

	Hotels and Gaming — 0.3%
55,000	MGM Resorts International	597,717	649,000
26,000	Ryman Hospitality Properties Inc., REIT	1,035,082	932,100
2,500	Wynn Resorts Ltd.	100,629	150,475

		1,733,428	1,731,575

	Machinery — 2.2%
6,000	Caterpillar Inc.	35,181	696,240
68,000	Deere & Co.	2,509,764	9,394,880
14,000	Xylem Inc.	342,115	911,820

		2,887,060	11,002,940

	Metals and Mining — 1.6%
150,000	Freeport-McMoRan Inc.	1,658,518	1,012,500
150,000	Newmont Corp.	3,559,052	6,792,000

		5,217,570	7,804,500

	Paper and Forest Products — 0.5%
25,000	Svenska Cellulosa AB SCA, Cl. A†	101,961	252,715
130,000	Weyerhaeuser Co., REIT	2,069,077	2,203,500

		2,171,038	2,456,215

	Publishing — 0.0%
3,000	Value Line Inc.	41,976	97,050

	Real Estate — 0.1%
9,000	Griffin Industrial Realty Inc.	219,808	294,300

	Retail — 5.0%
16,000	Cie Financiere Richemont SA	540,728	882,036
36,500	Copart Inc.†	323,966	2,500,980
13,000	Costco Wholesale Corp.	610,643	3,706,690
100,000	CVS Health Corp.	3,318,263	5,933,000
77,500	Ingles Markets Inc., Cl. A	1,229,619	2,802,400
80,000	Macy’s Inc.	871,295	392,800
84,000	Seven & i Holdings Co. Ltd.	2,505,480	2,793,620
11,800	The Home Depot Inc.	325,694	2,203,178

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
70,000	Walgreens Boots Alliance Inc.	$2,049,169	$3,202,500
2,000	Walmart Inc.	86,680	227,240
9,000	Weis Markets Inc.	270,432	374,940

		12,131,969	25,019,384

	Specialty Chemicals — 0.9%
10,000	Albemarle Corp.	102,314	563,700
3,000	Ashland Global Holdings Inc.	67,390	150,210
70,000	Ferro Corp.†	123,575	655,200
8,000	FMC Corp.	161,197	653,520
46,000	H.B. Fuller Co.	950,216	1,284,780
2,400	NewMarket Corp.	9,263	918,888
600	Quaker Chemical Corp.	6,478	75,768

		1,420,433	4,302,066

	Telecommunications — 5.2%
1,000	AT&T Inc.	23,900	29,150
124,000	BCE Inc.	2,293,501	5,066,640
185,000	Deutsche Telekom AG, ADR†	2,454,998	2,393,900
28,000	Loral Space & Communications Inc.†	1,078,282	455,000
12,000	Orange SA, ADR	138,547	144,960
13,000	Proximus SA	318,676	299,228
24,500	Telefonica SA, ADR	80,420	111,965
166,000	Telephone & Data Systems Inc.	4,493,088	2,782,160
94,000	TELUS Corp.	713,431	1,483,320
244,000	Verizon Communications Inc.(a)	8,027,789	13,110,120

		19,622,632	25,876,443

Shares		Cost	Market Value
	Transportation — 1.5%
119,000	GATX Corp.	$3,667,240	$7,444,640

	Wireless Communications — 1.2%
100,000	BT Group plc, Cl. A	277,705	146,443
189,000	NTT DOCOMO Inc.	2,736,583	5,935,857
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	91,562	93,000

		3,105,850	6,175,300

	TOTAL COMMON STOCKS	277,416,995	499,954,571

	TOTAL INVESTMENTS — 100.8%	$277,416,995	499,954,571

	Other Assets and Liabilities (Net) — (0.8)%		(4,017,192)

	NET ASSETS — 100.0%		$495,937,379

(a)	Securities, or a portion thereof, with a value of $31,606,700 were deposited with Pershing LLC.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $277,416,995)	$499,954,571
Cash	16,902
Deposit at brokers	5
Receivable for investments sold	2,850,000
Receivable for Fund shares sold	144,894
Dividends receivable	1,937,807
Prepaid expenses	37,278

Total Assets	504,941,457

Liabilities:
Line of credit payable	7,264,000
Payable for Fund shares redeemed	813,569
Payable for investment advisory fees	448,455
Payable for distribution fees	122,483
Payable for accounting fees	7,500
Other accrued expenses	348,071

Total Liabilities.	9,004,078

Net Assets
(applicable to 49,243,878 shares outstanding)	$495,937,379

Net Assets Consist of:
Paid-in capital	$199,648,998
Total distributable earnings	296,288,381

Net Assets	$495,937,379

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($252,250,921 ÷ 24,167,857 shares outstanding; 150,000,000 shares authorized)	$10.44
Class A:
Net Asset Value and redemption price per share ($57,896,402 ÷ 5,599,512 shares outstanding; 50,000,000 shares authorized)	$10.34
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.97
Class C:
Net Asset Value and offering price per share ($58,016,587 ÷ 8,177,402 shares outstanding; 50,000,000 shares authorized)	$ 7.09	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($127,773,469 ÷ 11,299,107 shares outstanding; 50,000,000 shares authorized)	$11.31

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $111,555)	$7,259,364
Non-cash dividends	411,080
Interest	47

Total Investment Income	7,670,491

Expenses:
Investment advisory fees	3,469,343
Distribution fees - Class AAA	435,730
Distribution fees - Class A	98,257
Distribution fees - Class C	413,501
Shareholder services fees	327,536
Interest expense	134,074
Shareholder communication expenses	92,443
Custodian fees	61,750
Registration expenses	42,826
Legal and audit fees	29,773
Accounting fees	22,500
Directors’ fees	22,090
Miscellaneous expenses	34,444

Total Expenses	5,184,267

Less:
Expenses paid indirectly by broker (See Note 6)	(3,990)

Net Expenses.	5,180,277

Net Investment Income	2,490,214

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	107,087,666
Net realized gain on foreign currency transactions	2,638

Net realized gain on investments and foreign currency transactions	107,090,304

Net change in unrealized appreciation/depreciation:
on investments	(231,427,326)
on foreign currency translations	12,805

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(231,414,521)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(124,324,217)

Net Decrease in Net Assets Resulting from Operations	$(121,834,003)

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net investment income	$2,490,214	$6,418,727
Net realized gain on investments and foreign currency transactions	107,090,304	196,762,218
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(231,414,521)	(230,703,306)

Net Decrease in Net Assets Resulting from Operations	(121,834,003)	(27,522,361)

Distributions to Shareholders:
Class AAA.	(15,256,544)*	(92,298,815)
Class A	(3,485,624)*	(16,960,746)
Class C	(5,242,551)*	(36,745,051)
Class I	(7,417,197)*	(53,493,080)

	(31,401,916)	(199,497,692)

Return of capital
Class AAA.	—	(24,603,802)
Class A	—	(5,770,903)
Class C	—	(6,210,850)
Class I	—	(9,279,754)

	—	(45,865,309)

Total Distributions to Shareholders	(31,401,916)	(245,363,001)

Capital Share Transactions:
Class AAA	(48,052,392)	(15,978,648)
Class A	2,805,954	10,674,357
Class C	(22,663,718)	(27,546,923)
Class I	(42,644,811)	(76,334,869)

Net Decrease in Net Assets from Capital Share Transactions	(110,554,967)	(109,186,083)

Redemption Fees	1,200	2,975

Net Decrease in Net Assets	(263,789,686)	(382,068,470)
Net Assets:
Beginning of year	759,727,065	1,141,795,535

End of period	$495,937,379	$759,727,065

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from											Ratios to Average Net Assets/
		Investment Operations				Distributions							Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return †	Net Assets End of period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2020(e)	$13.61	$0.05	(f)	$(2.62)	$(2.57)	$(0.50)*	$(0.10)*	—	$(0.60)	$0.00	$10.44	(19.71)%	$252,251	0.74	%(f)(g)	1.47	%(g)	0	%(h)
2019	19.09	0.13		(0.38)	(0.25)	(0.15)	(3.72)	$(1.36)	(5.23)	0.00	13.61	(1.09)	377,589	0.76		1.45		1
2018	22.84	0.19		1.34	1.53	(0.20)	(3.68)	(1.40)	(5.28)	0.00	19.09	6.77	521,485	0.82		1.40		0	(h)
2017	24.06	0.24		2.97	3.21	(0.25)	(3.33)	(0.85)	(4.43)	0.00	22.84	13.91	662,696	0.97		1.39		1
2016	25.08	0.26		2.72	2.98	(0.26)	(2.35)	(1.39)	(4.00)	0.00	24.06	11.31	833,154	0.99		1.39		1
2015	28.55	0.25		(1.71)	(1.46)	(0.18)	(1.83)	—	(2.01)	0.00	25.08	(5.40)	985,647	0.88		1.37		3
Class A
2020(e)	$13.49	$0.05	(f)	$(2.60)	$(2.55)	$(0.50)*	$(0.10)*	—	$(0.60)	$0.00	$10.34	(19.73)%	$57,896	0.74	%(f)(g)	1.47	%(g)	0	%(h)
2019	18.97	0.13		(0.38)	(0.25)	(0.15)	(3.72)	$(1.36)	(5.23)	0.00	13.49	(1.08)	72,778	0.76		1.45		1
2018	22.73	0.19		1.33	1.52	(0.20)	(3.68)	(1.40)	(5.28)	0.00	18.97	6.76	86,332	0.82		1.40		0	(h)
2017	23.96	0.24		2.96	3.20	(0.25)	(3.33)	(0.85)	(4.43)	0.00	22.73	13.92	115,702	0.96		1.39		1
2016	24.99	0.26		2.71	2.97	(0.26)	(2.35)	(1.39)	(4.00)	0.00	23.96	11.31	160,593	0.99		1.39		1
2015	28.45	0.26		(1.71)	(1.45)	(0.18)	(1.83)	—	(2.01)	0.00	24.99	(5.38)	183,418	0.90		1.37		3
Class C
2020(e)	$9.48	$(0.00	)(b)(f)	$(1.79)	$(1.79)	$(0.50)*	$(0.10)*	—	$(0.60)	$0.00	$7.09	(20.07)%	$58,017	(0.01	%)(f)(g)	2.22	%(g)	0	%(h)
2019	15.03	(0.00	)(b)	(0.32)	(0.32)	(0.05)	(3.72)	$(1.46)	(5.23)	0.00	9.48	(1.87)	100,467	(0.00	)(i)	2.20		1
2018	19.17	0.01		1.13	1.14	(0.07)	(3.68)	(1.53)	(5.28)	0.00	15.03	6.02	176,167	0.07		2.15		0	(h)
2017	20.99	0.05		2.56	2.61	(0.10)	(3.33)	(1.00)	(4.43)	0.00	19.17	13.04	246,690	0.22		2.14		1
2016	22.48	0.06		2.45	2.51	(0.09)	(2.35)	(1.56)	(4.00)	0.00	20.99	10.51	306,349	0.24		2.14		1
2015	25.99	0.04		(1.54)	(1.50)	(0.18)	(1.83)	—	(2.01)	0.00	22.48	(6.10)	329,846	0.15		2.12		3
Class I
2020(e)	$14.68	$0.07	(f)	$(2.84)	$(2.77)	$(0.50)*	$(0.10)*	—	$(0.60)	$0.00	$11.31	(19.63)%	$127,773	0.99	%(f)(g)	1.22	%(g)	0	%(h)
2019	20.13	0.19		(0.41)	(0.22)	(0.19)	(3.72)	$(1.32)	(5.23)	0.00	14.68	(0.86)	208,893	1.00		1.20		1
2018	23.75	0.26		1.40	1.66	(0.26)	(3.68)	(1.34)	(5.28)	0.00	20.13	7.07	357,812	1.08		1.15		0	(h)
2017	24.80	0.31		3.07	3.38	(0.31)	(3.33)	(0.79)	(4.43)	0.00	23.75	14.19	443,912	1.21		1.14		1
2016	25.68	0.33		2.79	3.12	(0.32)	(2.35)	(1.33)	(4.00)	0.00	24.80	11.59	484,305	1.24		1.14		1
2015	29.11	0.34		(1.76)	(1.42)	(0.18)	(1.83)	—	(2.01)	0.00	25.68	(5.15)	663,429	1.15		1.12		3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended March 31, 2020 and the fiscal years ended September 30, 2019, 2018, and 2017. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.43%, 1.40%, 1.39%, and 1.38% (Class AAA and Class A), 2.18%, 2.15%, 2.14%, and 2.13% (Class C), and 1.18%, 1.15%, 1.14%, and 1.13% (Class I), respectively. For the fiscal years ended September 30, 2016, and 2015, the effect of interest expense was minimal.

(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2020 and the fiscal years ended September 30, 2019, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(e)	For the six months ended March 31, 2020, unaudited.
(f)

Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.04 (Class AAA and Class A), $(0.01) (Class C), and $0.06 (Class I), respectively, and the net investment income (loss) ratio would have been 0.62% (Class AAA), 0.63% (Class A), (0.13)% (Class C), and 0.87% (Class I), respectively.

(g)	Annualized.
(h)	Amount represents less than 0.5%.
(i)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Observable Inputs	Total Market Value at 3/31/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Electric	$1,880,900	—	$0	$1,880,900
Other Industries (a)	498,073,671	—	—	498,073,671
Total Common Stocks	499,954,571	—	0	499,954,571
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$499,954,571	—	$0	$499,954,571

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers into or out of Level 3 during the six months ended March 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at March 31, 2020, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of call options, the Fund pays a premium for the right to buy the underlying security at a specified price. The seller of the call has the obligation to sell the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a loss upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a gain upon sale or at expiration date, but only to the extent of the premium paid.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2020, the Fund held no option positions.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2020, there were no short sales.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2020, the Fund held no restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1%.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2019 was as follows:

Distributions paid from:
Ordinary income	$7,210,893
Net long term capital gains	192,286,799
Return of capital	45,865,309

Total distributions paid	$245,363,001

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$279,374,846	$254,386,379	$(33,806,654)	$220,579,725

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2020, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2020, other than short term securities and U.S. Government obligations, aggregated $1,439,572 and $174,636,322, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2020, the Fund paid $59,462 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $39,066 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,990.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2020, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2020, there was $7,264,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2020 was $6,560,041 with a weighted average interest rate of 2.97%. The maximum amount borrowed at any time during the six months ended March 31, 2020 was $35,915,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2020 and the fiscal year ended September 30, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2020		Year Ended
	(Unaudited)		September 30, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	289,529	$3,896,584	551,364	$9,573,175
Shares issued upon reinvestment of distributions	1,124,398	14,761,332	7,879,869	113,070,696
Shares redeemed	(4,984,371)	(66,710,308)	(8,006,331)	(138,622,519)

Net increase/(decrease)	(3,570,444)	$(48,052,392)	424,902	$(15,978,648)

Class A
Shares sold	1,524,814	$20,571,758	1,344,564	$23,616,884
Shares issued upon reinvestment of distributions	254,608	3,309,322	1,513,270	21,444,473
Shares redeemed	(1,574,793)	(21,075,126)	(2,013,390)	(34,387,000)

Net increase	204,629	$2,805,954	844,444	$10,674,357

Class C
Shares sold	1,001,447	$9,505,939	1,736,090	$22,864,320
Shares issued upon reinvestment of distributions	521,145	4,702,504	3,798,546	39,055,202
Shares redeemed	(3,940,798)	(36,872,161)	(6,663,277)	(89,466,445)

Net decrease	(2,418,206)	$(22,663,718)	(1,128,641)	$(27,546,923)

Class I
Shares sold	745,800	$10,928,950	1,730,545	$31,554,186
Shares issued upon reinvestment of distributions	491,078	6,981,696	3,787,581	58,581,403
Shares redeemed	(4,168,206)	(60,555,457)	(9,066,293)	(166,470,458)

Net decrease	(2,931,328)	$(42,644,811)	(3,548,167)	$(76,334,869)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2020, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the Directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2019) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional equity income funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Equity Income Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one, three, and five year periods, as measured against the Adviser Peer Group. The Independent Board Members noted that, although the Fund’s performance was in the lower quartiles, the Fund’s performance for the one year period was just over one percentage point below the median of the Adviser Peer Group, and for the five year period was below the median of the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one year and three year periods and the fifth quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of nineteen other equity income funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with,

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q120SR

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2020

To Our Shareholders,

For the six months ended March 31, 2020, the net asset value (NAV) per Class AAA Share of The Gabelli Small Cap Growth Fund decreased 24.9% compared with a decrease of 23.7% for the Russell 2000 Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2020.

Comparative Results

Average Annual Returns through March 31, 2020 (a)(b) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(10/22/91)
Class AAA (GABSX)	(24.87)%	(24.21)%	(1.20)%	6.39%	6.21%	10.52%
Russell 2000 Index	(23.72)	(23.99)	(0.25)	6.90	5.71	8.17
S&P SmallCap 600 Index	(27.10)	(25.89)	0.45	8.06	6.51	N/A(e)
Lipper Small-Cap Core Funds Average	(27.32)	(26.12)	(0.79)	6.29	5.42	N/A(f)
Class A (GCASX)	(24.87)	(24.21)	(1.20)	6.39	6.21	10.52
With sales charge (c)	(29.19)	(28.57)	(2.37)	5.76	5.79	10.29
Class C (GCCSX)	(25.16)	(24.79)	(1.94)	5.59	5.42	10.05
With contingent deferred sales charge (d)	(25.91)	(25.54)	(1.94)	5.59	5.42	10.05
Class I (GACIX)	(24.77)	(24.02)	(0.95)	6.66	6.43	10.64

In the current prospectuses dated January 28, 2020, the expense ratios for Class AAA, A, C, and I, Shares are 1.40%, 1.40%, 2.15%, and 1.15%, respectively. See page 9 for the expense ratios for the six months ended March 31, 2020. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  The Fund’s fiscal year ends September 30.

(c)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(e)  S&P SmallCap 600 Index inception date as of December 31, 1994.

(f) Lipper Small-Cap Core Funds Average inception date as of December 31, 1991.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Small Cap Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2019 through March 31, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/19	03/31/20	Ratio	Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$ 751.30	1.42%	$ 6.22
Class A	$1,000.00	$ 751.30	1.42%	$ 6.22
Class C	$1,000.00	$ 748.40	2.17%	$ 9.49
Class I	$1,000.00	$ 752.30	1.17%	$ 5.13
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.90	1.42%	$ 7.16
Class A	$1,000.00	$1,017.90	1.42%	$ 7.16
Class C	$1,000.00	$1,014.15	2.17%	$10.93
Class I	$1,000.00	$1,019.15	1.17%	$ 5.91
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2020:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	14.2%
Food and Beverage	11.2%
Diversified Industrial	9.1%
Health Care	7.2%
Retail	5.2%
Building and Construction	3.8%
Financial Services	3.7%
Business Services	3.6%
Hotels and Gaming	3.5%
Aviation: Parts and Services	3.4%
Specialty Chemicals	3.2%
Automotive: Parts and Accessories	3.0%
Aerospace	2.7%
Energy and Utilities	2.6%
Computer Software and Services	2.4%
Consumer Products	2.4%
Real Estate	2.2%
Machinery	2.0%
Electronics	2.0%
Transportation	1.9%
Entertainment	1.9%

Consumer Services	1.8%
Broadcasting	1.6%
Automotive	1.3%
Telecommunications	1.2%
Manufactured Housing and Recreational Vehicles	1.1%
Cable	0.8%
Publishing	0.7%
Environmental Services	0.6%
Home Furnishings	0.2%
Closed-End Funds	0.2%
Wireless Communications	0.2%
Miscellaneous Investments	0.1%
Metals and Mining	0.1%
Communications Equipment	0.1%
Agriculture	0.0%*
Other Assets and Liabilities (Net)	(1.2)%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* — 100.7%
	Aerospace — 2.7%
926,000	Aerojet Rocketdyne Holdings Inc.†	$4,632,922	$38,734,580
60,000	Various Securities	794,550	601,600
		5,427,472	39,336,180

	Agriculture — 0.0%
20,000	Various Securities	271,278	244,840
	Automotive — 1.3%
1,125,000	Navistar International Corp.†	29,112,290	18,551,250
11,000	Various Securities	417,519	672,430
		29,529,809	19,223,680

	Automotive: Parts and Accessories — 2.8%
1,140,000	Dana Inc.	9,650,817	8,903,400
200,000	Strattec Security Corp.(a)	4,016,784	2,894,000
2,778,022	Various Securities	16,453,364	28,179,140
		30,120,965	39,976,540

	Aviation: Parts and Services — 3.4%
769,000	Kaman Corp.	12,943,778	29,583,430
4,780,000	Signature Aviation plc	12,265,742	9,796,420
245,700	Various Securities	3,256,369	9,563,433
		28,465,889	48,943,283

	Broadcasting — 1.6%
2,574,150	Various Securities	12,281,533	22,996,099
	Building and Construction — 3.8%
468,000	Herc Holdings Inc.†	15,841,745	9,575,280
404,000	Lennar Corp., Cl. B	9,908,376	11,683,680
1,205,700	Various Securities	17,000,749	34,049,897
		42,750,870	55,308,857

	Business Services — 3.6%
260,000	Live Nation Entertainment Inc.†	2,229,413	11,819,600
540,000	The Interpublic Group of Companies Inc.	2,465,587	8,742,600
1,765,000	Trans-Lux Corp.†(a)	1,740,044	983,987
2,679,583	Various Securities	21,180,822	30,845,005
		27,615,866	52,391,192

	Cable — 0.8%
691,225	Various Securities	11,800,104	11,997,868
	Communications Equipment — 0.1%
249,000	Various Securities	1,694,752	1,110,540
	Computer Software and Services — 2.4%
51,500	Tyler Technologies Inc.†	112,700	15,272,840
1,463,000	Various Securities	12,212,837	19,549,830
		12,325,537	34,822,670

	Consumer Products — 2.4%
1,387,400	Various Securities	17,191,077	34,389,881

Shares		Cost	Market Value
	Consumer Services — 1.8%
600,000	Rollins Inc.	$925,316	$21,684,000
326,350	Various Securities	1,534,160	4,741,001
		2,459,476	26,425,001

	Diversified Industrial — 9.1%
376,000	Crane Co.	8,429,294	18,491,680
1,438,000	Griffon Corp.	16,580,530	18,190,700
971,000	Myers Industries Inc.	13,599,431	10,438,250
371,000	Textron Inc.	2,284,093	9,894,570
3,421,000	Various Securities	56,704,512	74,253,933
		97,597,860	131,269,133

	Electronics — 2.0%
162,500	Badger Meter Inc.	2,170,980	8,710,000
220,000	Bel Fuse Inc., Cl. A(a)	4,242,231	1,540,000
528,000	CTS Corp.	4,866,324	13,141,920
329,500	Various Securities	2,985,030	4,960,911
		14,264,565	28,352,831

	Energy and Utilities — 2.6%
3,246,833	Various Securities	20,128,307	37,366,725
	Entertainment — 1.9%
57,500	The Madison Square Garden Co., Cl. A†	980,991	12,156,075
722,165	Various Securities	9,101,711	14,840,753
		10,082,702	26,996,828

	Environmental Services — 0.6%
122,000	Republic Services Inc.	1,102,463	9,157,320
	Equipment and Supplies — 14.2%
447,000	AMETEK Inc.	760,611	32,192,940
148,000	Crown Holdings Inc.†	597,874	8,589,920
253,000	Franklin Electric Co. Inc.	995,139	11,923,890
556,000	Graco Inc.	4,388,976	27,093,880
60,000	IDEX Corp.	219,852	8,286,600
718,000	Mueller Industries Inc.	19,104,087	17,188,920
180,000	Tennant Co.	3,114,068	10,431,000
809,000	The Gorman-Rupp Co.	13,059,161	25,248,890
2,963,500	Various Securities	28,697,101	64,446,015
		70,936,869	205,402,055

	Financial Services — 3.7%
131,000	Calamos Asset Management Inc., Escrow†(b)	0	0
740,000	KKR & Co. Inc., Cl. A	3,198,906	17,367,800
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	2,100
3,483,136	Various Securities	38,595,304	36,689,753
		41,795,583	54,059,653

	Food and Beverage — 11.2%
211,000	Chr. Hansen Holding A/S	8,805,686	15,859,834
1,940,000	Davide Campari-Milano SpA	4,985,096	14,014,558

See accompanying notes to financial statements.

4

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* (Continued)
	Food and Beverage (Continued)
423,000	Flowers Foods Inc.	$1,005,404	$8,679,960
758,000	Kikkoman Corp.	7,064,277	32,463,055
758,000	Maple Leaf Foods Inc.	13,277,070	13,745,584
286,001	Tootsie Roll Industries Inc.	4,658,937	10,284,596
8,117,000	Various Securities	33,683,334	67,051,879
		73,479,804	162,099,466

	Health Care — 7.2%
52,300	Masimo Corp.†	1,286,366	9,263,376
306,000	Quidel Corp.†	2,672,904	29,929,860
1,881,000	Various Securities	29,429,095	64,683,737
		33,388,365	103,876,973

	Home Furnishings — 0.2%
302,000	Various Securities	3,958,085	2,980,290
	Hotels and Gaming — 3.5%
156,000	Churchill Downs Inc.	1,539,788	16,060,200
420,000	Ryman Hospitality Properties Inc., REIT	10,038,497	15,057,000
8,569,540	Various Securities	19,296,279	20,138,964
		30,874,564	51,256,164

	Machinery — 2.0%
355,000	Astec Industries Inc.	12,462,339	12,414,350
1,515,000	CNH Industrial NV	4,718,597	8,499,150
578,000	Various Securities	8,962,715	8,604,000
		26,143,651	29,517,500

	Manufactured Housing and Recreational Vehicles — 1.1%
75,600	Cavco Industries Inc.†	1,587,312	10,957,464
210,000	Various Securities	1,902,717	4,409,350
		3,490,029	15,366,814

	Metals and Mining — 0.1%
306,000	Various Securities	2,218,540	1,149,828
	Publishing — 0.7%
1,105,000	The E.W. Scripps Co., Cl. A	8,535,622	8,331,700
106,600	Various Securities	2,622,686	2,122,772
		11,158,308	10,454,472

	Real Estate — 2.2%
259,500	Griffin Industrial Realty Inc.(a)	4,785,425	8,485,650
91,000	Morguard Corp.	1,153,893	8,541,313
572,000	The St. Joe Co.†	9,354,146	9,598,160
492,304	Various Securities	8,226,414	5,402,123
		23,519,878	32,027,246

	Retail — 5.2%
596,800	Ingles Markets Inc., Cl. A	9,396,169	21,580,288
157,000	Nathan’s Famous Inc.	241,163	9,577,000
284,000	Rush Enterprises Inc., Cl. B	3,190,043	8,664,840

Shares		Cost	Market Value
2,100,100	Various Securities	$33,597,933	$35,467,706
		46,425,308	75,289,834

	Specialty Chemicals — 3.2%
1,870,000	Ferro Corp.†	9,443,558	17,503,200
969,800	Various Securities	13,281,126	28,844,312
		22,724,684	46,347,512

	Telecommunications — 1.2%
1,600,000	Various Securities	8,982,268	16,803,160
	Transportation — 1.9%
441,200	GATX Corp.	12,978,847	27,601,472
128,600	Various Securities	1,216,499	557,065
		14,195,346	28,158,537

	Wireless Communications — 0.2%
86,000	Various Securities	3,406,593	2,486,098
	TOTAL COMMON STOCKS	781,808,400	1,457,585,070

	CLOSED-END FUNDS* — 0.2%
284,114	Various Securities	3,913,196	2,944,100

	PREFERRED STOCKS* — 0.2%
	Automotive: Parts and Accessories — 0.2%
124,000	Various Securities	851,129	1,907,797

	RIGHTS* — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2	2

	TOTAL MISCELLANEOUS INVESTMENTS — 0.1%(c)	1,550,115	2,067,190

	TOTAL INVESTMENTS — 101.2%	$788,122,842	1,464,504,159

	Other Assets and Liabilities (Net) — (1.2)%		(17,273,484)

	NET ASSETS — 100.0%		$1,447,230,675

See accompanying notes to financial statements.

5

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, and affiliated or Level 3 securities, if any.

*

“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or level 3 securities, if any as of March 31, 2020. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.

REIT   Real Estate Investment Trust

CVR   Contingent Value Right

See accompanying notes to financial statements.

6

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $773,338,358)	$1,450,600,522
Investments in affiliates, at value (cost $14,784,484)	13,903,637
Foreign currency, at value (cost $90,162)	90,728
Cash	477
Receivable for investments sold	4,685,905
Receivable for Fund shares sold	1,643,732
Dividends and interest receivable	2,338,345
Prepaid expenses	56,548

Total Assets	1,473,319,894

Liabilities:
Line of credit payable	18,318,000
Payable for Fund shares redeemed	5,238,755
Payable for investment advisory fees	1,347,278
Payable for distribution fees	273,815
Payable for accounting fees	7,500
Other accrued expenses	903,871

Total Liabilities	26,089,219

Net Assets (applicable to 43,614,627 shares outstanding)	$1,447,230,675

Net Assets Consist of:
Paid-in capital	$497,248,112
Total distributable earnings	949,982,563

Net Assets	$1,447,230,675

Shares of Capital Stock, each at $0.001 par value: Class AAA:
Net Asset Value, offering, and redemption price per share ($771,657,708 ÷ 23,230,271 shares outstanding; 150,000,000 shares authorized)	$33.22
Class A:
Net Asset Value and redemption price per share ($97,958,247 ÷ 2,951,384 shares outstanding; 50,000,000 shares authorized)	$33.19
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$35.21
Class C:
Net Asset Value and offering price per share ($78,189,448 ÷ 2,824,480 shares outstanding; 50,000,000 shares authorized)	$27.68	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($499,425,272 ÷ 14,608,492 shares outstanding; 50,000,000 shares authorized)	$34.19

(a) Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $120,642)	$19,524,670
Dividends - affiliated	216,029
Interest	6,215

Total Investment Income	19,746,914

Expenses:
Investment advisory fees	11,034,019
Distribution fees - Class AAA	1,432,400
Distribution fees - Class A	196,867
Distribution fees - Class C	595,524
Shareholder services fees	1,084,188
Interest expense	305,800
Shareholder communication expenses	212,225
Custodian fees	147,339
Directors’ fees	70,872
Registration expenses	55,331
Legal and audit fees	30,743
Accounting fees	22,500
Miscellaneous expenses	69,359

Total Expenses	15,257,167

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(60,587)
Expenses paid indirectly by broker (See Note 6)	(11,846)

Total Reductions	(72,433)

Net Expenses	15,184,734

Net Investment Income	4,562,180

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	327,189,241
Net realized loss on investments - affiliated	(3,103,983)
Net realized loss on foreign currency transactions	(7,355)

Net realized gain on investments and foreign currency transactions	324,077,903

Net change in unrealized appreciation/depreciation:
on investments	(822,308,782)
on foreign currency translations	5,295

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(822,303,487)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(498,225,584)

Net Decrease in Net Assets Resulting from Operations	$(493,663,404)

See accompanying notes to financial statements.

7

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net investment income	$4,562,180	$3,760,794
Net realized gain on investments and foreign currency transactions	324,077,903	501,746,696
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(822,303,487)	(750,427,887)

Net Decrease in Net Assets Resulting from Operations	(493,663,404)	(244,920,397)

Distributions to Shareholders:
Class AAA	(225,788,690)	(62,112,538)
Class A	(32,301,744)	(7,573,003)
Class C	(27,339,966)	(8,527,032)
Class I	(154,155,709)	(61,933,596)

Total Distributions to Shareholders	(439,586,109)	(140,146,169)

Capital Share Transactions:
Class AAA	14,358,568	(296,298,972)
Class A	(7,444,453)	(18,442,606)
Class C	(9,609,703)	(50,785,008)
Class I	(63,034,664)	(564,742,691)

Net Decrease in Net Assets from Capital Share Transactions	(65,730,252)	(930,269,277)

Redemption Fees	2,338	1,663

Net Decrease in Net Assets	(998,977,427)	(1,315,334,180)
Net Assets:
Beginning of year	2,446,208,102	3,761,542,282

End of period	$1,447,230,675	$2,446,208,102

See accompanying notes to financial statements.

8

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratio to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)		Operating Expenses (d)(e)		Portfolio Turnover Rate
Class AAA
2020(f)	$53.92	$0.09	$(10.76)	$(10.67)	$(0.07)	$(9.96)	$(10.03)	$0.00	$33.22	(24.87)%	$771,658	0.37	%(g)	1.42	%(g)(h)	0	%(i)
2019	59.61	0.03	(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.92	(5.72)	1,243,608	0.06		1.39	(h)	1
2018	58.63	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.61	7.21	1,711,850	0.16		1.36		3
2017	50.13	0.02	10.47	10.49	—	(1.99)	(1.99)	0.00	58.63	21.56	1,882,823	0.04		1.38		4
2016	45.47	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.13	14.26	1,779,333	0.05		1.39	(j)	4
2015	46.91	(0.05)	(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.47	(1.25)	1,784,050	(0.10)		1.38		9
Class A
2020(f)	$53.89	$0.09	$(10.75)	$(10.66)	$(0.08)	$(9.96)	$(10.04)	$0.00	$33.19	(24.87)%	$97,958	0.39	%(g)	1.42	%(g)(h)	0	%(i)
2019	59.58	0.03	(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.89	(5.73)	170,189	0.06		1.39	(h)	1
2018	58.60	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.58	7.21	208,947	0.16		1.36		3
2017	50.11	0.01	10.47	10.48	—	(1.99)	(1.99)	0.00	58.60	21.55	229,282	0.02		1.38		4
2016	45.45	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.11	14.26	270,163	0.05		1.39	(j)	4
2015	46.89	(0.05)	(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.45	(1.25)	276,603	(0.10)		1.38		9
Class C
2020(f)	$46.63	$(0.07)	$(8.92)	$(8.99)	—	$(9.96)	$(9.96)	$0.00	$27.68	(25.16)%	$78,190	(0.38	)%(g)	2.17	%(g)(h)	0	%(i)
2019	52.16	(0.32)	(3.08)	(3.40)	—	(2.13)	(2.13)	0.00	46.63	(6.44)	141,522	(0.69)		2.14	(h)	1
2018	52.05	(0.30)	3.53	3.23	—	(3.12)	(3.12)	0.00	52.16	6.41	215,939	(0.59)		2.11		3
2017	45.04	(0.34)	9.34	9.00	—	(1.99)	(1.99)	0.00	52.05	20.65	233,786	(0.71)		2.13		4
2016	41.31	(0.30)	5.75	5.45	—	(1.72)	(1.72)	0.00	45.04	13.41	227,464	(0.70)		2.14	(j)	4
2015	43.01	(0.38)	(0.40)	(0.78)	—	(0.92)	(0.92)	0.00	41.31	(1.98)	220,763	(0.85)		2.13		9
Class I
2020(f)	$55.29	$0.15	$(11.07)	$(10.92)	$(0.22)	$(9.96)	$(10.18)	$0.00	$34.19	(24.77)%	$499,425	0.61	%(g)	1.17	%(g)(h)	0	%(i)
2019	61.09	0.17	(3.59)	(3.42)	(0.25)	(2.13)	(2.38)	0.00	55.29	(5.50)	890,889	0.32		1.14	(h)	1
2018	59.86	0.25	4.10	4.35	—	(3.12)	(3.12)	0.00	61.09	7.49	1,624,806	0.43		1.11		3
2017	51.09	0.16	10.67	10.83	(0.07)	(1.99)	(2.06)	0.00	59.86	21.84	1,404,639	0.30		1.13		4
2016	46.19	0.13	6.49	6.62	—	(1.72)	(1.72)	0.00	51.09	14.56	1,138,299	0.29		1.14	(j)	4
2015	47.52	0.08	(0.49)	(0.41)	—	(0.92)	(0.92)	0.00	46.19	(1.00)	1,041,910	0.17		1.13		9

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(e)

Ratio of operating expenses includes advisory fee reduction on unsupervised assets totaling 0.01% of net assets for the six months ended March 31, 2020. For the years ended September 30, 2019, 2018, 2017, 2016, and 2015 there was no impact on the expense ratios.

(f)	For the six months ended March 31, 2020, unaudited.
(g)	Annualized.
(h)

The Fund incurred interest expense during the six months ended March 31, 2020 and the fiscal year ended September 30, 2019. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.39% and 1.38% (Class AAA and Class A), 2.14% and 2.13% (Class C), and 1.14% and 1.13% (Class I). For the years ended September 30, 2018, 2017, 2016, and 2015, the effect of interest expense was minimal.

(i)	Amount represents less than 0.5%.
(j)

During the year ended September 30, 2016, the Fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.38% (Class AAA and Class A), 2.13% (Class C), and 1.13% (Class I).

See accompanying notes to financial statements.

9

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation), which was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations

10

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aviation: Parts and Services	$ 48,017,880	$ 925,403	—	$ 48,943,283
Business Services	51,407,205	983,987	—	52,391,192
Financial Services	53,279,227	778,326	$2,100	54,059,653
Real Estate	30,839,933	1,187,313	—	32,027,246
Specialty Chemicals	46,346,919	593	—	46,347,512
Telecommunications	14,879,160	1,924,000	—	16,803,160
Other Industries (a)	1,209,080,214	—	—	1,209,080,214
Total Common Stocks	1,453,850,538	5,799,622	2,100	1,459,652,260
Closed-End Funds	2,944,100	—	—	2,944,100
Preferred Stocks (a)	1,907,797	—	—	1,907,797
Rights (a)	—	—	2	2
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,458,702,435	$5,799,622	$2,102	$1,464,504,159

(a)	Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers into or out of Level 3 during the six months ended March 31, 2020.

11

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

12

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2020, the Fund did not hold any restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized

13

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2019 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$10,698,763
Net long term capital gains	211,098,097

Total distributions paid	$221,796,860

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$795,446,762	$800,913,846	$(131,856,449)	$669,057,397

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2020, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2020, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $60,587.

14

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share plans, payments are authorized to G.distributors, LLC (Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2020, other than short term securities and U.S. Government obligations, aggregated $4,497,238 and $528,151,231, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2020, the Fund paid $234,217 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $12,986 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $11,846.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2020, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

During the six months ended March 31, 2020, the Fund engaged in sale transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the Act and amounted to $1,088,762 in sales transactions.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2020, there was $18,318,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2020 was $17,233,145 with a weighted average interest rate of 2.88%. The maximum amount borrowed at any time during the six months ended March 31, 2020 was $57,245,000.

15

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2020 and the fiscal year ended September 30, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	362,615	$15,292,761	884,200	$46,559,000
Shares issued upon reinvestment of distributions	4,774,548	218,340,063	1,153,577	60,515,890
Shares redeemed	(4,971,304)	(219,274,256)	(7,690,327)	(403,373,862)

Net increase/(decrease)	165,859	$14,358,568	(5,652,550)	$(296,298,972)

Class A
Shares sold	352,317	$17,312,897	574,000	$30,547,164
Shares issued upon reinvestment of distributions	665,223	30,394,069	134,468	7,051,472
Shares redeemed	(1,223,987)	(55,151,419)	(1,057,440)	(56,041,242)

Net decrease	(206,447)	$(7,444,453)	(348,972)	$(18,442,606)

Class C
Shares sold	107,005	$4,049,232	178,656	$8,073,960
Shares issued upon reinvestment of distributions	670,396	25,615,826	176,834	8,074,235
Shares redeemed	(987,765)	(39,274,761)	(1,460,736)	(66,933,203)

Net decrease	(210,364)	$(9,609,703)	(1,105,246)	$(50,785,008)

Class I
Shares sold	1,722,146	$79,765,327	4,152,983	$223,183,312
Shares issued upon reinvestment of distributions	2,942,208	138,342,623	1,072,371	57,564,894
Shares redeemed	(6,168,545)	(281,142,614)	(15,710,533)	(845,490,897)

Net decrease	(1,504,191)	$(63,034,664)	(10,485,179)	$(564,742,691)

16

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2020 is set forth below:

	Beginning Shares	Shares Purchased/ Acquired	Shares Sold/ Reduced	Ending Shares	Dividends	Realized Gain/ (Loss)	Value at March 31, 2020	Change in Unrealized Appreciation/ (Depreciation)	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A	257,000	—	(37,000)	220,000	$28,950	$(771,653)	$1,540,000	$(758,049)	10.12%
Griffin Industrial Realty Inc.	262,157	—	(2,657)	259,500	131,079	20,822	8,485,650	(1,376,112)	5.06%
Katy Industries Inc.*	840,000	—	(840,000)	—	—	(2,604)	—	(4,956)	—
Strattec Security Corp.	200,000	—	—	200,000	56,000	—	2,894,000	(1,102,000)	5.24%
Trans-Lux Corp.	3,240,500	—	(1,475,500)	1,765,000	—	(2,350,548)	983,987	2,263,151	13.13%

Total					$216,029	$(3,103,983)	$13,903,637	$(977,966)

*	Security was not held as of March 31, 2020.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2020, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2019) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period, in the first quartile for the three year period and in the second quartile in the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one year period and in the third quintile for the three year and five year periods. The Independent Board Members noted the Fund’s better than average performance during the one year period as measured against both peer groups.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of sixteen other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group, and the Fund’s size was below average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds.

18

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

19

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI  (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q120SR

The Gabelli Focus Five Fund Semiannual Report — March 31, 2020	Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2020, the net asset value (NAV) per Class I Share of The Gabelli Focus Five Fund decreased 27.2% compared with the Fund’s benchmark, the Blended Index, which decreased 19.3%. The Blended Index consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through March 31, 2020 (a)(b) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	Since January 1, 2012(c)	10 Year	Since Inception (12/31/02)
Class I (GWSIX)	(27.17)%	(22.72)%	(10.88)%	(8.02)%	1.89%	2.42%	4.43%
Class AAA (GWSVX)	(27.30)	(22.95)	(11.10)	(8.27)	1.63	2.15	4.23
S&P MidCap 400 Index	(24.73)	(22.51)	(4.09)	0.56	7.89(d)	7.88	8.85
Russell 2500 Index	(23.72)	(22.47)	(3.10)	0.49	7.82(d)	7.73	8.79
Russell 1000 Index	(13.01)	(8.03)	4.64	6.22	11.26	10.39	8.79
MSCI AC World Ex-U.S. Index	(16.37)	(15.14)	(1.48)	(0.17)	3.69	2.52	6.65
Blended Index	(19.27)	(17.22)	(0.81)	1.73	7.61	7.05	8.25
Class A (GWSAX)	(27.26)	(22.95)	(11.10)	(8.27)	1.64	2.16	4.25
With sales charge (e)	(31.44)	(27.38)	(12.83)	(9.35)	0.91	1.56	3.89
Class C (GWSCX)	(27.57)	(23.50)	(11.78)	(8.95)	0.87	1.39	3.49
With contingent deferred sales charge (f)	(28.29)	(24.27)	(11.78)	(8.95)	0.87	1.39	3.49

In the current prospectuses dated January 28, 2020, the expense ratios for Class AAA, A, C, and I Shares are 1.64%, 1.64%, 2.39%, and 1.39%, respectively. See page 8 for the expense ratios for the six months ended March 31, 2020. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The S&P MidCap 400 Index is an index comprised of U.S. stocks in the middle capitalization range, which is generally considered to be between $200 million and $5 billion in market value. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	On January 1, 2012, the Fund began operating under its current name.

(d)	S&P MidCap 400 Index performance and Russell 2500 Index performance are as of December 31, 2011.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

2

The Gabelli Focus Five Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2019 through March 31, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/19	Ending Account Value 03/31/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Focus Five Fund
Actual Fund Return
Class AAA	$1,000.00	$ 727.00	1.69%	$ 7.30
Class A	$1,000.00	$ 727.40	1.69%	$ 7.30
Class C	$1,000.00	$ 724.30	2.44%	$10.52
Class I	$1,000.00	$ 728.30	1.44%	$ 6.22
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.55	1.69%	$ 8.52
Class A	$1,000.00	$1,016.55	1.69%	$ 8.52
Class C	$1,000.00	$1,012.80	2.44%	$12.28
Class I	$1,000.00	$1,017.80	1.44%	$ 7.26

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2020:

The Gabelli Focus Five Fund

Food and Beverage	13.2%
Financial Services	10.0%
Energy and Utilities	7.5%
Consumer Services	6.6%
U.S. Government Obligations	6.2%
Building and Construction	6.1%
Computer Software and Services	6.1%
Cable and Satellite	5.7%
Diversified Industrial	5.7%
Business Services	5.5%
Health Care	5.1%

Real Estate	5.1%
Telecommunications	4.0%
Hotels and Gaming	3.7%
Entertainment	3.5%
Automotive: Parts and Accessories	3.1%
Retail	3.1%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli Focus Five Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.0%
	Automotive: Parts and Accessories — 3.1%
18,000	Aptiv plc	$1,030,661	$886,320

	Building and Construction — 6.1%
70,000	Herc Holdings Inc.†	2,096,212	1,432,200
37,500	PGT Innovations Inc.†	536,569	314,625

		2,632,781	1,746,825

	Business Services — 5.5%
62,500	Macquarie Infrastructure Corp.	2,345,502	1,578,125

	Cable and Satellite — 5.7%
12,500	EchoStar Corp., Cl. A†	367,930	399,625
47,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,368,106	1,226,450

		1,736,036	1,626,075

	Computer Software and Services — 6.1%
1,500	Alphabet Inc., Cl. C†	889,795	1,744,215

	Consumer Services — 6.6%
9,500	GCI Liberty Inc., Cl. A†	405,762	541,215
50,000	ServiceMaster Global Holdings Inc.†	1,724,797	1,350,000

		2,130,559	1,891,215

	Diversified Industrial — 5.7%
30,000	Colfax Corp.†	706,467	594,000
81,125	Ferro Corp.†	969,935	759,330
850	Roper Technologies Inc.	244,942	265,038

		1,921,344	1,618,368

	Energy and Utilities — 7.5%
50,000	NextEra Energy Partners LP	2,485,911	2,150,000

	Entertainment — 3.5%
203,600	Sirius XM Holdings Inc.	606,755	1,005,784

	Financial Services — 10.0%
35,000	Apollo Global Management Inc.	1,102,250	1,172,500
10,000	E*TRADE Financial Corp.	395,651	343,200
55,000	New York Community Bancorp Inc.	554,807	516,450
8,500	PayPal Holdings Inc.†	861,249	813,790

		2,913,957	2,845,940

	Food and Beverage — 13.2%
72,500	Maple Leaf Foods Inc.	1,173,275	1,314,716

Shares		Cost	Market Value
16,500	Mondelëz International Inc., Cl. A	$675,416	$826,320
19,500	Post Holdings Inc.†	649,223	1,617,915

		2,497,914	3,758,951

	Health Care — 5.1%
155,000	Option Care Health Inc.†	890,949	1,467,850

	Hotels and Gaming — 3.7%
90,000	MGM Resorts International	1,693,581	1,062,000

	Real Estate — 5.1%
7,500	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	144,408	153,075
55,000	MGM Growth Properties LLC, Cl. A, REIT	1,069,987	1,301,850

		1,214,395	1,454,925

	Retail — 3.1%
38,000	PetIQ Inc.†	916,790	882,740

	Telecommunications — 4.0%
150,000	Gogo Inc.†	490,250	318,000
10,000	T-Mobile US Inc.†	759,103	839,000

		1,249,353	1,157,000

	TOTAL COMMON STOCKS	27,156,283	26,876,333

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.2%
$ 1,785,000	U.S. Treasury Bills, 0.050% to 1.546%††, 04/02/20 to 10/01/20	1,783,406	1,784,720

	TOTAL INVESTMENTS — 100.2%	$28,939,689	28,661,053

	Other Assets and Liabilities (Net) — (0.2)%		(70,216)

	NET ASSETS — 100.0%		$28,590,837

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

5

The Gabelli Focus Five Fund

Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $28,939,689)	$28,661,053
Foreign currency, at value (cost $7,441)	7,490
Cash	4,455
Receivable for investments sold	281,610
Receivable for Fund shares sold	56,408
Dividends receivable	30,743
Prepaid expenses	29,834

Total Assets	29,071,593

Liabilities:
Payable for investments purchased	325,341
Payable for Fund shares redeemed	57,989
Payable for investment advisory fees	26,644
Payable for distribution fees	9,601
Other accrued expenses	61,181

Total Liabilities	480,756

Net Assets
(applicable to 3,131,721 shares outstanding)	$28,590,837

Net Assets Consist of:
Paid-in capital	$37,451,534
Total accumulated loss	(8,860,697)

Net Assets	$28,590,837

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,082,313 ÷ 859,491 shares outstanding; 100,000,000 shares authorized)	$9.40

Class A:
Net Asset Value and redemption price per share ($5,415,508 ÷ 570,002 shares outstanding; 50,000,000 shares authorized)	$9.50

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.08

Class C:
Net Asset Value and offering price per share ($7,017,616 ÷ 872,441 shares outstanding; 50,000,000 shares authorized)	$8.04	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($8,075,400 ÷ 829,787 shares outstanding; 50,000,000 shares authorized)	$9.73

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,545)	$315,203
Interest	46,836

Total Investment Income	362,039

Expenses:
Investment advisory fees	224,761
Distribution fees - Class AAA	14,609
Distribution fees - Class A	10,684
Distribution fees - Class C	57,471
Registration expenses	32,272
Legal and audit fees	17,859
Shareholder services fees	17,381
Shareholder communications expenses	16,629
Custodian fees	5,687
Directors’ fees	1,450
Interest expense	136
Miscellaneous expenses	7,989

Total Expenses	406,928

Net Investment Loss	(44,889)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized loss on investments	(2,474,971)
Net realized gain on written options	26,636
Net realized loss on foreign currency transactions	(164)

Net realized loss on investments, written options, and foreign currency transactions	(2,448,499)

Net change in unrealized appreciation/depreciation:
on investments	(8,307,567)
on foreign currency translations	(24)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(8,307,591)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	(10,756,090)

Net Decrease in Net Assets Resulting from Operations	$(10,800,979)

See accompanying notes to financial statements.

6

The Gabelli Focus Five Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net investment loss	$(44,889)	$(436,046)
Net realized loss on investments, written options, and foreign currency transactions	(2,448,499)	(3,628,898)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(8,307,591)	(4,210,570)

Net Decrease in Net Assets Resulting from Operations	(10,800,979)	(8,275,514)

Distributions to Shareholders:
Class AAA	—	(11,940)
Class A	—	(10,608)
Class C	—	(20,011)
Class I	—	(22,594)

Total Distributions to Shareholders	—	(65,153)

Capital Share Transactions:
Class AAA	(1,066,897)	(3,143,551)
Class A	(1,528,430)	(4,783,404)
Class C	(4,198,375)	(8,686,557)
Class I	(4,378,616)	(16,188,041)

Net Decrease in Net Assets from Capital Share Transactions	(11,172,318)	(32,801,553)

Redemption Fees	131	—

Net Decrease in Net Assets	(21,973,166)	(41,142,220)
Net Assets:
Beginning of year	50,564,003	91,706,223

End of period	$28,590,837	$50,564,003

See accompanying notes to financial statements.

7

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)		Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2020(d)	$12.93	$(0.00	)(e)	$(3.53)	$(3.53)	—	—	$0.00	(e)	$9.40	(27.30)%	$8,082	(0.06	)%(f)	1.69	%(f)	38%
2019	13.84	(0.07)		(0.83)	(0.90)	$(0.01)	$(0.01)	—		12.93	(6.50)	12,189	(0.56)		1.64	(g)	67
2018	14.61	(0.09)		(0.61)	(0.70)	(0.07)	(0.07)	0.00	(e)	13.84	(4.78)	16,630	(0.63)		1.53		105
2017	13.70	(0.15)		1.21	1.06	(0.15)	(0.15)	0.00	(e)	14.61	7.88	22,542	(1.08)		1.43	(g)	77
2016	12.00	(0.14)		1.84	1.70	—	—	0.00	(e)	13.70	14.17	33,695	(1.11)		1.42	(g)	60
2015	15.22	(0.12)		(1.81)	(1.93)	(1.29)	(1.29)	0.00	(e)	12.00	(14.11)	38,960	(0.83)		1.37	(g)	73
Class A
2020(d)	$13.06	$(0.00	)(e)	$(3.56)	$(3.56)	—	—	$0.00	(e)	$9.50	(27.26)%	$5,416	(0.08	)%(f)	1.69	%(f)	38%
2019	13.98	(0.07)		(0.84)	(0.91)	$(0.01)	$(0.01)	—		13.06	(6.51)	9,013	(0.57)		1.64	(g)	67
2018	14.76	(0.09)		(0.62)	(0.71)	(0.07)	(0.07)	0.00	(e)	13.98	(4.80)	15,137	(0.65)		1.53		105
2017	13.84	(0.15)		1.22	1.07	(0.15)	(0.15)	0.00	(e)	14.76	7.87	29,391	(1.08)		1.43	(g)	77
2016	12.12	(0.14)		1.86	1.72	—	—	0.00	(e)	13.84	14.19	43,775	(1.10)		1.42	(g)	60
2015	15.36	(0.12)		(1.83)	(1.95)	(1.29)	(1.29)	0.00	(e)	12.12	(14.11)	57,987	(0.83)		1.37	(g)	73
Class C
2020(d)	$11.10	$(0.05)		$(3.01)	$(3.06)	—	—	$0.00	(e)	$8.04	(27.57)%	$7,018	(0.85	)%(f)	2.44	%(f)	38%
2019	11.97	(0.14)		(0.72)	(0.86)	$(0.01)	$(0.01)	—		11.10	(7.18)	13,807	(1.33)		2.39	(g)	67
2018	12.74	(0.17)		(0.53)	(0.70)	(0.07)	(0.07)	0.00	(e)	11.97	(5.48)	24,992	(1.38)		2.28		105
2017	12.06	(0.22)		1.05	0.83	(0.15)	(0.15)	0.00	(e)	12.74	7.04	37,147	(1.83)		2.18	(g)	77
2016	10.64	(0.21)		1.63	1.42	—	—	0.00	(e)	12.06	13.35	57,796	(1.85)		2.17	(g)	60
2015	13.73	(0.20)		(1.60)	(1.80)	(1.29)	(1.29)	0.00	(e)	10.64	(14.74)	70,274	(1.58)		2.12	(g)	73
Class I
2020(d)	$13.36	$0.01		$(3.64)	$(3.63)	—	—	$0.00	(e)	$9.73	(27.17)%	$8,075	0.16	%(f)	1.44	%(f)	38%
2019	14.27	(0.05)		(0.85)	(0.90)	$(0.01)	$(0.01)	—		13.36	(6.30)	15,555	(0.36)		1.39	(g)	67
2018	15.02	(0.06)		(0.62)	(0.68)	(0.07)	(0.07)	0.00	(e)	14.27	(4.50)	34,947	(0.39)		1.28		105
2017	14.05	(0.11)		1.23	1.12	(0.15)	(0.15)	0.00	(e)	15.02	8.11	71,138	(0.83)		1.18	(g)	77
2016	12.27	(0.11)		1.89	1.78	—	—	0.00	(e)	14.05	14.51	103,490	(0.85)		1.17	(g)	60
2015	15.50	(0.09)		(1.85)	(1.94)	(1.29)	(1.29)	0.00	(e)	12.27	(13.90)	174,754	(0.58)		1.12	(g)	73

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	The Fund incurred interest expense during the six months ended March 31, 2020 and the fiscal years ended September 30, 2019, 2018, 2017, 2016, and 2015, and the effect of interest expense was minimal.
(d)	For the six months ended March 31, 2020, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. If such credits had not been received the ratio of operating expenses to average net assets would have been 1.64% (Class AAA and Class A), 2.39% (Class C), and 1.40% (Class I) for the fiscal year ended September 30, 2019. For the fiscal years ended September 30, 2017, 2016, and 2015, there was no impact to the expense ratios.

See accompanying notes to financial statements.

8

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focus Five Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation), which was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

9

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2020, the Fund did not hold any Level 3 securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$26,876,333	—	$26,876,333
U.S. Government Obligations	—	$1,784,720	1,784,720
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$26,876,333	$1,784,720	$28,661,053

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available,

10

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported, separately as Deposit at brokers, in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at March 31, 2020, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would

11

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2020, the Fund held no option positions.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

12

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to current year write-off of net operating loss. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2019 was as follows:

Distributions paid from:
Net long term capital gains	$65,153

Total distributions paid	$65,153

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$29,050,320	$3,670,663	$(4,059,930)	$(389,267)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2020, the Fund did not incur excise tax. As of March 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets

13

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2020, other than short term securities and U.S. Government obligations, aggregated $14,708,955 and $20,349,347, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2020, the Distributor retained a total of $460 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2020, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

14

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2020 and the fiscal year ended September 30, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	29,045	$381,871	36,551	$450,109
Shares issued upon reinvestment of distributions	—	—	1,846	22,967
Shares redeemed	(112,426)	(1,448,768)	(297,070)	(3,616,627)

Net decrease	(83,381)	$(1,066,897)	(258,673)	$(3,143,551)

Class A
Shares sold	54,925	$687,759	75,374	$959,065
Shares issued upon reinvestment of distributions	—	—	789	10,014
Shares redeemed	(174,981)	(2,216,189)	(468,679)	(5,752,483)

Net decrease	(120,056)	$(1,528,430)	(392,516)	$(4,783,404)

Class C
Shares sold	20,902	$239,331	45,255	$476,557
Shares issued upon reinvestment of distributions	—	—	1,718	18,647
Shares redeemed	(392,429)	(4,437,706)	(890,312)	(9,181,761)

Net decrease	(371,527)	$(4,198,375)	(843,339)	$(8,686,557)

Class I
Shares sold	67,052	$915,930	222,615	$2,821,913
Shares issued upon reinvestment of distributions	—	—	1,617	20,936
Shares redeemed	(401,340)	(5,294,546)	(1,509,657)	(19,030,890)

Net decrease	(334,288)	$(4,378,616)	(1,285,425)	$(16,188,041)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2020, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the Directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2019) of the Fund against eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and mid-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Mid-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year and five year periods and the third quartile for the three year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one year period and in the fifth quintile for the three and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of twelve other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and above average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds.

16

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record that had begun to improve over the past year. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable given the size of the Fund relative to its peers and the unique nature of the Fund’s best ideas investment strategy and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of the Gabelli Focus Five Fund since the inception of the current investment strategy of the Fund. He currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.,

Executive Chairman,

Associated Capital Group, Inc.

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q120SR

The Gabelli Global Financial Services Fund Semiannual Report — March 31, 2020	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University
To Our Shareholders,

For the six months ended March 31, 2020, the net asset value (NAV) per Class AAA Share of The Gabelli Global Financial Services Fund decreased 32.4% compared with decreases of 25.7% and 12.3% for the Morgan Stanley Capital International (MSCI) World Financials Index and the Standard & Poor’s (S&P) 500 Index, respectively. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2020.

Comparative Results

Total Returns through March 31, 2020 (a)(b) (Unaudited)

	Six Months	1 Year	Since Inception (10/1/18)
Class AAA (GAFSX)	(32.37)%	(32.15)%	(27.56)%
MSCI World Financials Index	(25.69)	(20.41)	(17.77)
S&P 500 Index	(12.31)	(6.98)	7.07 (c)
Class A (GGFSX)	(32.41)	(32.19)	(27.56)
With sales charge (d)	(36.30)	(36.08)	(41.85)
Class C (GCFSX)	(32.77)	(32.77)	(28.18)
With contingent deferred sales charge (e)	(33.44)	(33.44)	(28.18)
Class I (GFSIX)	(32.35)	(32.05)	(27.41)

In the current prospectuses dated January 28, 2020, the gross expense ratios for Class AAA, A, C, and I Shares are 3.02%, 3.02%, 3.78%, and 2.77%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.95%, 1.95%, 2.70%, and 1.70%, respectively. See page 7 for the expense ratios for the six months ended March 31, 2020. The contractual reimbursements are in effect through January 31, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The MSCI World Financials Index captures large and mid cap securities in the Financials sector across 23 Developed Markets countries. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	The S&P 500 Index since inception performance is as of September 30, 2018.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com

The Gabelli Global Financial Services Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2019 through March 31, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/19	Ending Account Value 03/31/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Financial Services Fund
Actual Fund Return
Class AAA	$1,000.00	$676.30	1.25%	$5.24
Class A	$1,000.00	$675.90	1.25%	$5.24
Class C	$1,000.00	$672.30	2.00%	$8.36
Class I	$1,000.00	$676.50	1.00%	$4.19
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.75	1.25%	$6.31
Class A	$1,000.00	$1,018.75	1.25%	$6.31
Class C	$1,000.00	$1,015.00	2.00%	$10.08
Class I	$1,000.00	$1,020.00	1.00%	$5.05

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2020:

The Gabelli Global Financial Services Fund

Banks	27.0%
Diversified Banks	16.5%
Investment Management	14.9%
Life Insurance	8.5%
Automobiles	7.2%
Institutional Brokerage	6.8%
Consumer Finance	5.8%
Homebuilders	5.8%

Institutional Trust, Fiduciary, and Custody	5.3%
Investment Companies	1.0%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Global Financial Services Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.8%
	Automobiles — 7.2%
9,500	Daimler AG	$535,093	$288,342
4,200	Toyota Motor Corp., ADR	514,628	503,790

		1,049,721	792,132

	Banks — 27.0%
13,650	CIT Group Inc.	483,367	235,599
116,000	Commerzbank AG	919,029	423,278
40,100	Credit Suisse Group AG, ADR	465,323	324,409
108,300	Dah Sing Financial Holdings Ltd.	578,010	308,022
21,300	Japan Post Bank Co. Ltd.	247,008	197,499
19,700	Mediobanca Banca di Credito Finanziario SpA	176,359	109,244
14,500	Shinhan Financial Group Co. Ltd., ADR†	526,318	337,995
28,100	Shinsei Bank Ltd.†	415,367	376,844
8,150	State Street Corp.	428,102	434,151
27,100	UniCredit SpA	358,954	213,614

		4,597,837	2,960,655

	Consumer Finance — 5.8%
25,600	Ally Financial Inc.	648,307	369,408
5,400	Capital One Financial Corp.	442,088	272,268

		1,090,395	641,676

	Diversified Banks — 16.5%
254,000	Barclays plc	542,009	296,910
10,900	Citigroup Inc.	693,049	459,108
34,500	Credit Agricole SA	449,160	254,555
175,500	Royal Bank of Scotland Group plc	525,816	246,109
11,910	Societe Generale SA	409,799	201,604
63,000	Standard Chartered plc	480,642	348,848

		3,100,475	1,807,134

	Homebuilders — 5.8%
3,130	Cavco Industries Inc.†	443,722	453,662
19,509	Legacy Housing Corp.†	227,121	180,458

		670,843	634,120

	Institutional Brokerage — 6.8%
82,300	Daiwa Securities Group Inc.	457,288	320,857

Shares		Cost	Market Value
31,610	Jefferies Financial Group Inc.	$652,323	$432,109

		1,109,611	752,966

	Institutional Trust, Fiduciary, and Custody — 5.3%
17,250	The Bank of New York Mellon Corp.	831,573	580,980

	Investment Companies — 1.0%
190,131	Atlas Mara Ltd.†	363,396	111,227

	Investment Management — 14.9%
5,450	Diamond Hill Investment Group Inc.	835,304	491,808
24,500	Franklin Resources Inc.	702,035	408,905
25,900	Janus Henderson Group plc	554,241	396,788
29,700	Waddell & Reed Financial Inc., Cl. A	442,726	337,986

		2,534,306	1,635,487

	Life Insurance — 8.5%
178,040	Aegon NV	864,416	454,378
17,538	NN Group NV	717,007	475,830

		1,581,423	930,208

	TOTAL COMMON STOCKS	16,929,580	10,846,585

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$100,000	U.S. Treasury Bill, 1.519%††, 04/30/20	99,878	99,996

	TOTAL INVESTMENTS — 99.7%	$17,029,458	10,946,581

	Other Assets and Liabilities (Net) — 0.3%		30,936

	NET ASSETS — 100.0%		$10,977,517

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

4

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $17,029,458)	$10,946,581
Cash	10,858
Receivable for Fund shares sold	393
Receivable from Adviser	27,136
Dividends and interest receivable	33,855
Prepaid expenses	37,479

Total Assets	11,056,302

Liabilities:
Foreign currency overdraft, at value (cost $9)	9
Payable for investments purchased	9,209
Payable for investment advisory fees	23,368
Payable for distribution fees.	15
Payable for legal and audit fees	21,199
Payable for shareholder communications expenses	20,343
Other accrued expenses.	4,642

Total Liabilities	78,785

Net Assets (applicable to 1,837,186 shares outstanding)	$10,977,517

Net Assets Consist of:
Paid-in capital	$17,556,159
Total accumulated loss	(6,578,642)

Net Assets	$10,977,517

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($47,942 ÷ 8,011 shares outstanding; 120,000,000 shares authorized)	$5.98

Class A:
Net Asset Value and redemption price per share ($6,556 ÷ 1,097.47 shares outstanding; 60,000,000 shares authorized)	$5.97

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$6.33

Class C:
Net Asset Value and offering price per share ($607 ÷ 101.87 shares outstanding; 20,000,000 shares authorized)	$5.96	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($10,922,412 ÷ 1,827,976 shares outstanding; 150,000,000 shares authorized)	$5.98

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,323)	$151,431
Interest	3,775

Total Investment Income	155,206

Expenses:
Investment advisory fees	74,686
Distribution fees - Class AAA	119
Distribution fees - Class A	12
Distribution fees - Class C	5
Shareholder communication expenses	17,562
Legal and audit fees	16,631
Registration expenses	15,378
Shareholder services fees	5,876
Custodian fees	4,800
Directors’ fees	443
Miscellaneous expenses	5,362

Total Expenses	140,874

Less:
Expense reimbursements (See Note 3)	(65,719)
Expenses paid indirectly by broker (See Note 6)	(333)

Total Reductions	(66,052)

Net Expenses	74,822

Net Investment Income	80,384

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(347,395)
Net realized loss on foreign currency transactions	(70)

Net realized loss on investments and foreign currency transactions	(347,465)

Net change in unrealized appreciation/depreciation:
on investments	(5,143,628)
on foreign currency translations	171

Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(5,143,457)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(5,490,922)

Net Decrease in Net Assets Resulting from Operations	$(5,410,538)

See accompanying notes to financial statements.

5

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019(a)
Operations:
Net investment income	$ 80,384	$ 356,018
Net realized loss on investments and foreign currency transactions	(347,465)	(160,556)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,143,457)	(939,477)

Net Decrease in Net Assets Resulting from Operations	(5,410,538)	(744,015)

Distributions to Shareholders:
Class AAA	(1,646)	(310)
Class A	(264)	(3)
Class C	(17)	(1)
Class I	(377,283)	(44,565)

Total Distributions to Shareholders	(379,210)	(44,879)

Capital Share Transactions:
Class AAA	(56,867)	139,202
Class A	24	10,263
Class C	17	1,001
Class I	3,586,268	13,876,238

Net Increase in Net Assets from Capital Share Transactions	3,529,442	14,026,704

Redemption Fees	13	—

Net Increase/(Decrease) in Net Assets	(2,260,293)	13,237,810
Net Assets:
Beginning of period	13,237,810	—

End of period	$10,977,517	$13,237,810

(a)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

6

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2020(c)	$9.09	$0.03		$(2.92)	$(2.89)	$(0.22)	$(0.22)	$0.00	(d)	$5.98	(32.37)%	$48	0.75	%(e)	2.13	%(e)	1.25	%(e)(f)	10%
2019(g)	10.00	0.27		(1.15)	(0.88)	(0.03)	(0.03)	—		9.09	(8.76)	134	3.01		2.32		1.25		14
Class A
2020(c)	$9.10	$0.04		$(2.93)	$(2.89)	$(0.24)	$(0.24)	$0.00	(d)	$5.97	(32.41)%	$7	0.81	%(e)	2.13	%(e)	1.25	%(e)(f)	10%
2019(g)	10.00	0.35		(1.22)	(0.87)	(0.03)	(0.03)	—		9.10	(8.71)	10	3.77		2.32		1.25		14
Class C
2020(c)	$9.05	$0.00	(d)	$(2.92)	$(2.92)	$(0.17)	$(0.17)	—		$5.96	(32.77)%	$1	0.03	%(e)	2.97	%(e)	2.00	%(e)(f)	10%
2019(g)	10.00	0.17		(1.11)	(0.94)	(0.01)	(0.01)	—		9.05	(9.39)	1	1.85		3.08		2.00		14
Class I
2020(c)	$9.11	$0.05		$(2.92)	$(2.87)	$(0.26)	$(0.26)	$0.00	(d)	$5.98	(32.35)%	$10,922	1.08	%(e)	1.88	%(e)	1.00	%(e)(f)	10%
2019(g)	10.00	0.28		(1.13)	(0.85)	(0.04)	(0.04)	—		9.11	(8.51)	13,093	3.05		2.07		1.00		14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $65,719 and $124,154 for the six months ended March 31, 2020 and the fiscal year ended September 30, 2019, respectively.

(c)	For the six months ended March 31, 2020, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2020, there was no impact on the expense ratios.
(g)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

7

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Financial Services Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

8

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2020, the Fund did not hold any Level 3 securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$10,846,585	—	$10,846,585
U.S. Government Obligations	—	$99,996	99,996
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,846,585	$99,996	$10,946,581

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available,

9

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2020, the Fund held no restricted securities.

10

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was about 44%.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2019 was as follows:

Distributions paid from:
Ordinary income	$44,879

Total distributions paid.	$44,879

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

11

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$17,032,892	$16,107	$(6,102,418)	$(6,086,311)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2020, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2020, the Adviser has reviewed the current and previous tax periods and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state returns for the current and previous fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. This arrangement is in effect through January 31, 2021. For the six months ended March 31, 2020, the Adviser reimbursed the Fund in the amount of $65,719. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At March 31, 2020, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $189,873:

For the fiscal year ended September 30, 2019, expiring September 30, 2021	$124,154
For the six months ended March 31, 2020, expiring September 30, 2022	65,719

$189,873

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

12

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2020, other than short term securities and U.S. Government obligations, aggregated $4,693,915 and $1,377,736, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2020, the Fund paid $2,928 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended March 31, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $333.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended March 31, 2020.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2020, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(a)
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,831	$42,691	19,438	$181,324
Shares issued upon reinvestment of distributions	172	1,647	37	310
Shares redeemed	(11,764)	(101,205)	(4,703)	(42,432)

Net increase/(decrease)	(6,761)	$(56,867)	14,772	$139,202

Class A
Shares sold	—	—	1,095	$10,260
Shares issued upon reinvestment of distributions	27	$264	0*	3
Shares redeemed	(25)	(240)	—	—

Net increase	2	$24	1,095	$10,263

Class C
Shares sold	—	—	100	$1,000
Shares issued upon reinvestment of distributions	2	$17	0*	1

Net increase	2	$17	100	$1,001

Class I
Shares sold	355,795	$3,246,763	1,431,995	$13,836,051
Shares issued upon reinvestment of distributions	39,082	374,401	5,363	44,565
Shares redeemed	(3,744)	(34,896)	(515)	(4,378)

Net increase	391,133	$3,586,268	1,436,843	$13,876,238

(a)	The Fund commenced investment operations on October 1, 2018.
*	Represents fewer than 0.50 shares.

9. Significant Shareholder. As of March 31, 2020, approximately 95.7% of the Fund was beneficially owned by the Adviser and its affiliates.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

The Gabelli Global Financial Services Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2020, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the Directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short term performance of the Fund (as of December 31, 2019) of the Fund against a peer group of nine other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of the Fund and all retail and institutional global financial services fund, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of two other global financial services funds and seven other financial services funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were below average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did

15

The Gabelli Global Financial Services Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members noted the reasons for the Fund’s underperformance and the steps the Adviser was taking to improve performance and indicated that they would continue to evaluate the Fund. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were acceptable, and that economies of scale were not a significant factor in their thinking at this time. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

16

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q120SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 100.7%
	Aerospace — 2.7%
926,000	Aerojet Rocketdyne Holdings Inc.†	$4,632,922	$38,734,580
20,000	Allied Motion Technologies Inc.	664,462	474,000
40,000	Innovative Solutions & Support Inc.†	130,088	127,600

		5,427,472	39,336,180

	Agriculture — 0.0%
12,000	Cadiz Inc.†	93,950	140,040
8,000	Limoneira Co.	177,328	104,800

		271,278	244,840

	Automotive — 1.3%
1,125,000	Navistar International Corp.†	29,112,290	18,551,250
11,000	PACCAR Inc.	417,519	672,430

		29,529,809	19,223,680

	Automotive: Parts and Accessories — 2.8%
188,000	BorgWarner Inc.	928,331	4,581,560
88,022	China Automotive Systems Inc.†	420,368	153,158
1,140,000	Dana Inc.	9,650,817	8,903,400
905,000	Freni Brembo SpA	1,683,047	6,782,260
565,000	Modine Manufacturing Co.†	6,214,690	1,836,250
18,000	Monro Inc.	80,738	788,580
6,000	O’Reilly Automotive Inc.†	129,115	1,806,300
45,000	Puradyn Filter Technologies Inc.†	11,732	358
95,000	SORL Auto Parts Inc.†	310,120	394,250
85,000	Spartan Motors Inc.	462,294	1,097,350
192,000	Standard Motor Products Inc.	1,469,754	7,981,440
200,000	Strattec Security Corp.(a)	4,016,784	2,894,000
93,000	Superior Industries International Inc.	1,178,429	111,600
332,000	Tenneco Inc., Cl. A	1,556,266	1,195,200
22,000	Thor Industries Inc.	203,809	927,960
144,000	Uni-Select Inc.	1,804,671	522,874

		30,120,965	39,976,540

	Aviation: Parts and Services — 3.4%
22,500	AAR Corp.	264,665	399,600
9,500	Astronics Corp.†	13,628	87,210
22,700	Astronics Corp., Cl. B†	31,898	206,570
47,000	Ducommun Inc.†	962,653	1,167,950
769,000	Kaman Corp.	12,943,778	29,583,430
90,000	Moog Inc., Cl. A	1,139,951	4,547,700
16,500	Moog Inc., Cl. B	496,050	925,403
4,780,000	Signature Aviation plc	12,265,742	9,796,420
37,500	Woodward Inc.	347,524	2,229,000

		28,465,889	48,943,283

Shares		Cost	Market Value
	Broadcasting — 1.6%
335,000	Beasley Broadcast Group Inc., Cl. A	$1,877,742	$619,750
10,000	Cogeco Communications Inc.	340,851	678,391
23,300	Cogeco Inc.	592,837	1,438,431
200,000	Corus Entertainment Inc., Cl. B	737,530	356,711
40,000	Fox Corp., Cl. A	1,662,000	945,200
25,000	Gray Television Inc.†	73,674	268,500
72,350	Gray Television Inc., Cl. A†	386,480	859,518
415,000	ITV plc	899,780	340,313
17,000	Liberty Broadband Corp., Cl. A†	104,375	1,819,000
13,000	Liberty Broadband Corp., Cl. C†	69,160	1,439,360
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	66,962	516,400
27,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	91,359	735,210
68,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	228,582	2,154,920
26,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	79,330	822,120
345,000	MSG Networks Inc., Cl. A†	2,147,239	3,519,000
22,500	Nexstar Media Group Inc., Cl. A	1,380,375	1,298,925
275,000	Salem Media Group Inc.	4,672	240,350
160,000	Sinclair Broadcast Group Inc., Cl. A	1,221,814	2,572,800
480,000	Sirius XM Holdings Inc.	316,771	2,371,200

		12,281,533	22,996,099

	Building and Construction — 3.8%
79,000	Arcosa Inc.	942,643	3,139,460
36,000	Armstrong Flooring Inc.†	543,158	51,480
134,000	D.R. Horton Inc.	1,498,347	4,556,000
29,000	Gibraltar Industries Inc.†	546,825	1,244,680
468,000	Herc Holdings Inc.†	15,841,745	9,575,280
146,000	KB Home	1,480,186	2,642,600
404,000	Lennar Corp., Cl. B	9,908,376	11,683,680
200,000	Louisiana-Pacific Corp.	1,617,791	3,436,000
115,000	MDC Holdings Inc.	2,310,099	2,668,000
32,000	Meritage Homes Corp.†	615,151	1,168,320
2,700	NVR Inc.†	1,908,453	6,936,597
188,000	PulteGroup Inc.	1,205,307	4,196,160
65,000	Titan Machinery Inc.†	1,078,654	564,850
179,000	Toll Brothers Inc.	3,254,135	3,445,750

		42,750,870	55,308,857

	Business Services — 3.6%
15,000	ACCO Brands Corp.	75,774	75,750
700,000	Clear Channel Outdoor Holdings Inc.†	1,986,709	448,000

See accompanying notes to financial statements.

1

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
505,000	Diebold Nixdorf Inc.†	$5,332,799	$1,777,600
100,000	Element Solutions Inc.†	958,798	836,000
72,000	GP Strategies Corp.†	595,984	468,720
13,000	GSE Systems Inc.†	18,200	12,119
240,000	IAA Inc.†	1,977,996	7,190,400
243,583	Internap Corp.†	1,531,003	7,551
260,000	Live Nation Entertainment Inc.†	2,229,413	11,819,600
60,000	Loomis AB, Cl. B	604,296	1,225,164
175,000	Macquarie Infrastructure Corp.	34,359	4,418,750
16,000	McGrath RentCorp	411,253	838,080
20,000	Sealed Air Corp.	587,044	494,200
95,000	Sohgo Security Services Co. Ltd.	1,123,523	4,647,291
11,500	Stamps.com Inc.†	97,310	1,495,920
340,000	Team Inc.†	5,235,883	2,210,000
540,000	The Interpublic Group of Companies Inc.	2,465,587	8,742,600
25,000	TransAct Technologies Inc.	115,198	77,750
1,765,000	Trans-Lux Corp.†(a)	1,740,044	983,987
42,500	United Rentals Inc.†	374,458	4,373,250
6,000	Vectrus Inc.†	120,235	248,460

		27,615,866	52,391,192

	Cable — 0.8%
160,000	AMC Networks Inc., Cl. A†	1,836,742	3,889,600
42,225	DISH Network Corp., Cl. A†	820,257	844,078
30,000	EchoStar Corp., Cl. A†	479,334	959,100
127,000	Liberty Global plc, Cl. A†	2,858,031	2,096,770
240,000	Liberty Global plc, Cl. C†	5,080,843	3,770,400
92,000	WideOpenWest Inc.†	724,897	437,920

		11,800,104	11,997,868

	Communications Equipment — 0.1%
249,000	Communications Systems Inc.	1,694,752	1,110,540

	Computer Software and Services — 2.4%
30,000	3D Systems Corp.†	369,320	231,300
100,000	Activision Blizzard Inc.	1,409,664	5,948,000
655,000	Alithya Group Inc., Cl. A†	2,474,779	1,152,800
190,000	Avid Technology Inc.†	1,146,316	1,278,700
323,000	GTY Technology Holdings Inc.†	3,167,886	1,459,960
18,000	MKS Instruments Inc.	324,981	1,466,100
42,000	Rockwell Automation Inc.	994,527	6,338,220
105,000	Stratasys Ltd.†	2,325,364	1,674,750
51,500	Tyler Technologies Inc.†	112,700	15,272,840

		12,325,537	34,822,670

Shares		Cost	Market Value
	Consumer Products — 2.4%
45,000	1-800-Flowers.com Inc., Cl. A†	$95,909	$595,350
91,000	Brunswick Corp.	2,438,765	3,218,670
32,000	Chofu Seisakusho Co. Ltd.	461,495	757,405
42,000	Church & Dwight Co. Inc.	71,488	2,695,560
17,000	Energizer Holdings Inc.	709,960	514,250
30,000	Ginko International Co. Ltd.	285,878	135,906
2,000	Harley-Davidson Inc.	4,712	37,860
146,400	Hunter Douglas NV	6,352,340	6,620,051
2,500	Kobayashi Pharmaceutical Co. Ltd.	103,323	232,504
8,000	LCI Industries	132,781	534,640
257,000	Marine Products Corp.	161,319	2,076,560
5,500	National Presto Industries Inc.	156,352	389,455
230,000	Sally Beauty Holdings Inc.†	1,289,542	1,858,400
220,000	Samick Musical Instruments Co. Ltd.	299,584	231,322
10,000	Shimano Inc.	1,143,195	1,435,945
14,000	Steven Madden Ltd.	34,457	325,220
120,000	Swedish Match AB	2,339,405	6,890,033
15,000	The Scotts Miracle-Gro Co.	292,839	1,536,000
15,000	WD-40 Co.	404,029	3,012,750
85,000	Wolverine World Wide Inc.	413,704	1,292,000

		17,191,077	34,389,881

	Consumer Services — 1.8%
53,000	Bowlin Travel Centers Inc.†	53,947	171,720
2,750	Collectors Universe Inc.	0	43,093
3,000	H&E Equipment Services Inc.	67,163	44,040
7,600	IAC/InterActiveCorp.†	82,659	1,362,148
260,000	KAR Auction Services Inc.	1,330,391	3,120,000
600,000	Rollins Inc.	925,316	21,684,000

		2,459,476	26,425,001

	Diversified Industrial — 9.1%
14,500	Acuity Brands Inc.	139,264	1,242,070
70,000	Albany International Corp., Cl. A	1,440,744	3,313,100
141,000	Ampco-Pittsburgh Corp.†	1,102,038	352,500
71,000	Burnham Holdings Inc., Cl. A	1,264,423	727,750
376,000	Crane Co.	8,429,294	18,491,680
122,000	EnPro Industries Inc.	6,701,737	4,828,760
115,000	Greif Inc., Cl. A	2,267,516	3,575,350
96,000	Greif Inc., Cl. B	4,364,583	3,845,760
1,438,000	Griffon Corp.	16,580,530	18,190,700
3,000	Haynes International Inc.	91,815	61,830
190,000	Jardine Strategic Holdings Ltd.	3,487,637	4,218,000
6,000	JSP Corp.	134,248	78,010
87,000	Kimball International Inc., Cl. B	826,893	1,036,170

See accompanying notes to financial statements.

2

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
50,000	L.B. Foster Co., Cl. A†	$642,804	$618,000
55,500	Lawson Products Inc.†	740,545	1,482,960
69,500	Lincoln Electric Holdings Inc.	1,823,177	4,795,500
50,000	Lindsay Corp.	1,124,839	4,579,000
27,000	Lydall Inc.†	286,221	174,420
39,000	Matthews International Corp., Cl. A	1,149,612	943,410
971,000	Myers Industries Inc.	13,599,431	10,438,250
15,000	nVent Electric plc	172,689	253,050
89,000	Oil-Dri Corp. of America	725,932	2,976,160
22,000	Olin Corp.	375,150	256,740
300,000	Park-Ohio Holdings Corp.	2,639,467	5,682,000
14,000	Pentair plc	339,112	416,640
94,000	Raven Industries Inc.	2,319,682	1,995,620
18,000	Roper Technologies Inc.	339,227	5,612,580
78,000	Sonoco Products Co.	2,325,445	3,615,300
56,000	Standex International Corp.	1,494,342	2,745,120
456,000	Steel Connect Inc.†	1,537,251	342,000
282,500	Steel Partners Holdings LP†	4,768,395	1,532,111
15,000	T. Hasegawa Co. Ltd.	280,594	284,166
8,000	Terex Corp.	190,480	114,880
371,000	Textron Inc.	2,284,093	9,894,570
487,000	Tredegar Corp.	7,981,518	7,611,810
230,000	Trinity Industries Inc.	2,621,672	3,696,100
50,000	Ultra Electronics Holdings plc	1,005,460	1,247,066

		97,597,860	131,269,133

	Electronics — 2.0%
162,500	Badger Meter Inc.	2,170,980	8,710,000
220,000	Bel Fuse Inc., Cl. A(a)	4,242,231	1,540,000
528,000	CTS Corp.	4,866,324	13,141,920
36,000	Daktronics Inc.	319,419	177,480
129,500	Gentex Corp.	1,338,592	2,869,720
40,000	IMAX Corp.†	583,383	362,000
40,000	Renesas Electronics Corp.†	259,355	144,711
84,000	Stoneridge Inc.†	484,281	1,407,000

		14,264,565	28,352,831

	Energy and Utilities — 2.6%
26,000	Avangrid Inc.	1,012,747	1,138,280
2,333	Black Ridge Oil and Gas Inc.†	7,559	4,666
440,000	Callon Petroleum Co.†	1,096,150	241,076
25,000	Chesapeake Utilities Corp.	365,975	2,142,750
35,500	CMS Energy Corp.	181,989	2,085,625
11,000	Consolidated Water Co. Ltd.	141,093	180,400
100,000	Covanta Holding Corp.	62,107	855,000
58,000	Diamondback Energy Inc.	2,939,384	1,519,600
46,000	Dril-Quip Inc.†	1,860,887	1,403,000
76,000	Energy Recovery Inc.†	328,088	565,440
43,000	KLX Energy Services Holdings Inc.†	481,711	30,100

Shares		Cost	Market Value
25,000	Landis+Gyr Group AG	$1,533,417	$1,729,870
25,000	Marathon Petroleum Corp.	123,445	590,500
32,000	Middlesex Water Co.	540,944	1,923,840
44,000	National Fuel Gas Co.	2,234,642	1,640,760
11,000	Northwest Natural Holding Co.	518,541	679,250
22,000	NorthWestern Corp.	596,754	1,316,260
52,000	Oceaneering International Inc.†	777,949	152,880
18,000	Otter Tail Corp.	357,906	800,280
86,000	PNM Resources Inc.	703,631	3,268,000
1,865,000	RPC Inc.	889,096	3,841,900
20,000	Siemens Gamesa Renewable Energy SA	117,491	302,856
94,000	SJW Group	1,740,116	5,430,380
35,000	Southwest Gas Holdings Inc.	577,698	2,434,600
9,000	Spire Inc.	354,680	670,320
35,000	The York Water Co.	489,596	1,521,100
11,000	Vestas Wind Systems A/S	94,711	897,992

		20,128,307	37,366,725

	Entertainment — 1.9%
50,000	Discovery Inc., Cl. A†	863,334	972,000
79,000	Discovery Inc., Cl. C†	524,418	1,385,660
96,000	Inspired Entertainment Inc.†	620,597	324,480
83,000	Liberty Media Corp.-Liberty Braves, Cl. A†	1,856,481	1,618,500
229,165	Liberty Media Corp.-Liberty Braves, Cl. C†	3,427,012	4,367,885
30,000	Manchester United plc, Cl. A	481,746	451,500
14,000	Take-Two Interactive Software Inc.†	105,532	1,660,540
57,500	The Madison Square Garden Co., Cl. A†	980,991	12,156,075
7,000	The Walt Disney Co.	40,142	676,200
62,000	Universal Entertainment Corp.	423,122	941,028
72,000	World Wrestling Entertainment Inc., Cl. A	759,327	2,442,960

		10,082,702	26,996,828

	Environmental Services — 0.6%
122,000	Republic Services Inc.	1,102,463	9,157,320

	Equipment and Supplies — 14.2%
39,000	A.O. Smith Corp.	98,994	1,474,590
447,000	AMETEK Inc.	760,611	32,192,940
50,000	AZZ Inc.	1,714,863	1,406,000
20,000	Chart Industries Inc.†	658,081	579,600
167,000	CIRCOR International Inc.†	2,732,684	1,942,210
383,000	Core Molding Technologies Inc.†	1,192,702	589,820
148,000	Crown Holdings Inc.†	597,874	8,589,920
2,025	Danaher Corp.	13,122	280,280

See accompanying notes to financial statements.

3

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
118,000	Donaldson Co. Inc.	$678,719	$4,558,340
80,000	Entegris Inc.	342,712	3,581,600
300,000	Federal Signal Corp.	1,617,078	8,184,000
249,000	Flowserve Corp.	1,610,407	5,948,610
253,000	Franklin Electric Co. Inc.	995,139	11,923,890
556,000	Graco Inc.	4,388,976	27,093,880
60,000	IDEX Corp.	219,852	8,286,600
230,000	Interpump Group SpA.	1,141,970	5,575,604
15,500	Littelfuse Inc.	192,278	2,068,010
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	980,051
73,000	Minerals Technologies Inc.	3,456,444	2,646,980
6,000	MSA Safety Inc.	179,592	607,200
718,000	Mueller Industries Inc.	19,104,087	17,188,920
560,000	Mueller Water Products Inc., Cl. A	4,328,446	4,485,600
3,600	Teleflex Inc.	54,840	1,054,296
180,000	Tennant Co.	3,114,068	10,431,000
809,000	The Gorman-Rupp Co.	13,059,161	25,248,890
110,000	The Greenbrier Companies Inc.	1,383,138	1,951,400
230,000	The L.S. Starrett Co., Cl. A†	2,474,615	745,200
33,000	The Manitowoc Co. Inc.†	364,240	280,500
63,500	The Middleby Corp.†	737,975	3,611,880
38,000	The Timken Co.	1,288,260	1,228,920
30,000	The Toro Co.	524,020	1,952,700
7,500	Valmont Industries Inc.	172,236	794,850
28,500	Vicor Corp.†	141,341	1,269,390
7,875	Watsco Inc., Cl. B	23,627	1,230,784
64,000	Watts Water Technologies Inc., Cl. A	1,215,108	5,417,600

		70,936,869	205,402,055

	Financial Services — 3.7%
7,500	Alleghany Corp.	1,172,420	4,142,625
8,240	Ameris Bancorp	71,898	195,782
26,000	Argo Group International Holdings Ltd.	519,859	963,560
8,900	BKF Capital Group Inc.†	128,886	90,201
16,000	Cadence BanCorp	360,668	104,800
131,000	Calamos Asset Management Inc., Escrow†(b)	0	0
12,000	Capitol Federal Financial Inc.	120,000	139,320
22,000	Crazy Woman Creek Bancorp Inc.	343,564	355,300
360,000	Energy Transfer LP.	0	1,656,000
124	Farmers & Merchants Bank of Long Beach	810,024	744,000
418,000	Flushing Financial Corp.	7,143,329	5,584,480
66,000	FNB Corp.	659,922	486,420
325,000	GAM Holding AG†	1,968,178	616,571

Shares		Cost	Market Value
290,000	Hope Bancorp Inc.	$3,236,117	$2,383,800
445,000	Huntington Bancshares Inc.	4,259,229	3,653,450
740,000	KKR & Co. Inc., Cl. A	3,198,906	17,367,800
2,500	Manning & Napier Inc.	4,346	3,125
90,000	Medallion Financial Corp.†	441,580	167,400
56,000	Pzena Investment Management Inc., Cl. A	498,969	249,760
43,072	Sandy Spring Bancorp Inc.	1,493,212	975,150
15,000	Sculptor Capital Management Inc.	352,001	203,100
800	South State Corp.	58,904	46,984
17,000	State Auto Financial Corp.	433,999	472,430
404,000	Sterling Bancorp	4,356,771	4,221,800
84,000	Synovus Financial Corp.	2,297,497	1,475,040
20,000	TFS Financial Corp.	294,262	305,400
15,000	Thomasville Bancshares Inc.	570,703	688,125
230,000	Valley National Bancorp	1,437,500	1,681,300
40,000	Value Line Inc.	539,679	1,294,000
328,000	Waddell & Reed Financial Inc., Cl. A	4,930,835	3,732,640
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	2,100
133,000	Wright Investors’ Service Holdings Inc.†	90,952	57,190

		41,795,583	54,059,653

	Food and Beverage — 11.2%
425,000	Arca Continental SAB de CV	763,179	1,715,407
112,000	Brown-Forman Corp., Cl. A	859,906	5,754,560
42,000	Bull-Dog Sauce Co. Ltd.	120,234	431,230
2,100,000	China Tontine Wines Group Ltd.†	259,341	26,816
211,000	Chr. Hansen Holding A/S	8,805,686	15,859,834
342,000	Crimson Wine Group Ltd.†	3,036,313	1,998,990
1,940,000	Davide Campari-Milano SpA.	4,985,096	14,014,558
220,000	Denny’s Corp.†	736,620	1,689,600
1,500,000	Dynasty Fine Wines Group Ltd.†	324,747	48,370
103,000	Farmer Brothers Co.†	1,801,784	716,880
423,000	Flowers Foods Inc.	1,005,404	8,679,960
140,000	ITO EN Ltd.	2,749,441	7,447,570
72,000	Iwatsuka Confectionery Co. Ltd.	2,829,558	2,162,846
23,000	J & J Snack Foods Corp.	509,737	2,783,000
134,000	Kameda Seika Co. Ltd.	5,412,648	6,162,567
758,000	Kikkoman Corp.	7,064,277	32,463,055
758,000	Maple Leaf Foods Inc.	13,277,070	13,745,584
6,000	MEIJI Holdings Co. Ltd.	117,526	428,551
32,000	MGP Ingredients Inc.	60,505	860,480
84,000	Morinaga Milk Industry Co. Ltd.	1,670,479	3,265,473
28,000	National Beverage Corp.†	1,198,271	1,194,200

See accompanying notes to financial statements.

4

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
75,000	Nissin Foods Holdings Co. Ltd.	$2,555,362	$6,277,610
15,000	Post Holdings Inc.†	62,689	1,244,550
200,000	Rock Field Co. Ltd.	1,491,450	2,728,668
4,000	The Boston Beer Co. Inc., Cl. A†	76,680	1,470,240
65,000	The J.M. Smucker Co.	1,558,840	7,215,000
625,000	Tingyi (Cayman Islands) Holding Corp.	1,326,207	1,022,218
286,001	Tootsie Roll Industries Inc.	4,658,937	10,284,596
15,000	United Natural Foods Inc.†	178,073	137,700
410,000	Vina Concha y Toro SA	756,187	517,350
1,225,000	Vitasoy International Holdings Ltd.	775,472	3,713,199
20,000	Willamette Valley Vineyards Inc.†	73,225	96,000
100,000	Yakult Honsha Co. Ltd.	2,378,860	5,942,804

		73,479,804	162,099,466

	Health Care — 7.2%
2,500	Align Technology Inc.†	17,439	434,875
7,000	Bio-Rad Laboratories Inc., Cl. A†	312,891	2,453,920
15,000	Bruker Corp.	126,976	537,900
60,000	Cantel Medical Corp.	618,282	2,154,000
2,500	Chemed Corp.	34,389	1,083,000
25,200	CONMED Corp.	529,270	1,443,204
33,000	Covetrus Inc.†	160,384	268,620
440,000	Cutera Inc.†	6,245,429	5,746,400
25,000	DexCom Inc.†	150,394	6,731,750
44,000	Evolent Health Inc., Cl. A†	578,320	238,920
180,000	Globus Medical Inc., Cl. A†	4,119,446	7,655,400
75,000	Henry Schein Inc.†	515,422	3,789,000
31,700	ICU Medical Inc.†	1,144,523	6,396,109
52,300	Masimo Corp.†	1,286,366	9,263,376
105,000	Meridian Bioscience Inc.†	1,730,986	882,000
25,400	Neogen Corp.†	537,448	1,701,546
123,000	NuVasive Inc.†	3,389,328	6,231,180
216,000	OPKO Health Inc.†	569,980	289,440
134,000	Orthofix Medical Inc.†	3,031,520	3,753,340
44,000	Owens & Minor Inc.	150,471	402,600
40,000	Patterson Cos. Inc.	888,248	611,600
306,000	Quidel Corp.†	2,672,904	29,929,860
100,000	RTI Surgical Holdings Inc.†	438,448	171,000
25,000	Seikagaku Corp.	292,810	262,265
19,200	STERIS plc	1,431,168	2,687,424
1,900	Straumann Holding AG	170,618	1,424,062
3,000	Stryker Corp.	142,188	499,470
33,000	SurModics Inc.†	672,779	1,099,560
31,500	Teladoc Health Inc.†	1,057,620	4,882,815
1,100	The Cooper Companies Inc.	39,899	303,237

Shares		Cost	Market Value
38,000	United-Guardian Inc.	$332,419	$549,100

		33,388,365	103,876,973

	Home Furnishings — 0.2%
202,000	Bassett Furniture Industries Inc.	2,165,806	1,100,900
17,000	Ethan Allen Interiors Inc.	401,956	173,740
83,000	La-Z-Boy Inc.	1,390,323	1,705,650

		3,958,085	2,980,290

	Hotels and Gaming — 3.5%
240,000	Boyd Gaming Corp.	1,446,176	3,460,800
190,540	Canterbury Park Holding Corp.	1,961,480	1,979,711
156,000	Churchill Downs Inc.	1,539,788	16,060,200
136,000	Formosa International Hotels Corp.	930,665	492,436
556,000	Full House Resorts Inc.†	1,630,091	695,000
50,000	Gaming and Leisure Properties Inc., REIT	397,717	1,385,500
1,000,000	Genting Singapore Ltd.	969,758	485,454
170,000	Golden Entertainment Inc.†	1,518,492	1,123,700
3,000,000	Mandarin Oriental International Ltd.	4,216,476	3,840,000
8,000	Penn National Gaming Inc.†	34,742	101,200
420,000	Ryman Hospitality Properties Inc., REIT	10,038,497	15,057,000
2,950,000	The Hongkong & Shanghai Hotels Ltd.	3,184,911	2,351,553
250,000	The Marcus Corp.	2,918,497	3,080,000
19,000	Wynn Resorts Ltd.	87,274	1,143,610

		30,874,564	51,256,164

	Machinery — 2.0%
355,000	Astec Industries Inc.	12,462,339	12,414,350
1,515,000	CNH Industrial NV	4,718,597	8,499,150
158,000	Kennametal Inc.	2,940,855	2,941,960
6,000	Nordson Corp.	107,171	810,420
170,000	The Eastern Co.	3,312,976	3,315,000
154,000	Twin Disc Inc.†	2,167,027	1,074,920
90,000	Welbilt Inc.†	434,686	461,700

		26,143,651	29,517,500

	Manufactured Housing and Recreational Vehicles — 1.1%
75,600	Cavco Industries Inc.†	1,587,312	10,957,464
70,000	Nobility Homes Inc.	764,895	1,547,000
85,000	Skyline Champion Corp.†	500,100	1,332,800
55,000	Winnebago Industries Inc.	637,722	1,529,550

		3,490,029	15,366,814

	Metals and Mining — 0.1%
46,000	Allegheny Technologies Inc.†	733,209	391,000
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	74,824
100,000	Kinross Gold Corp.†	453,144	398,000

See accompanying notes to financial statements.

5

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
85,000	TimkenSteel Corp.†	$848,409	$274,550
30,000	Turquoise Hill Resources Ltd.†	65,995	11,454

		2,218,540	1,149,828

	Publishing — 0.7%
2,600	Graham Holdings Co., Cl. B	1,160,611	887,042
5,000	John Wiley & Sons Inc., Cl. B	19,375	188,200
49,000	Meredith Corp.	1,372,056	598,780
50,000	News Corp., Cl. A	70,644	448,750
1,105,000	The E.W. Scripps Co., Cl. A	8,535,622	8,331,700

		11,158,308	10,454,472

	Real Estate — 2.2%
78,500	Capital Properties Inc., Cl. A	935,416	1,187,313
259,500	Griffin Industrial Realty Inc.(a)	4,785,425	8,485,650
6,967	Gyrodyne LLC†	201,352	99,628
19,000	Lamar Advertising Co., Cl. A, REIT	122,955	974,320
91,000	Morguard Corp.	1,153,893	8,541,313
95,000	Reading International Inc., Cl. A†	1,503,996	369,550
2,837	Reading International Inc., Cl. B†	59,157	46,612
26,000	Seritage Growth Properties, Cl. A, REIT	1,067,855	236,860
164,000	Tejon Ranch Co.†	3,976,228	2,305,840
572,000	The St. Joe Co.†	9,354,146	9,598,160
100,000	Trinity Place Holdings Inc.†	359,455	182,000

		23,519,878	32,027,246

	Retail — 5.2%
17,000	Aaron’s Inc.	12,956	387,260
133,000	AutoNation Inc.†	2,167,378	3,731,980
19,000	Barnes & Noble Education Inc.†	139,692	25,840
39,000	Big 5 Sporting Goods Corp.	269,314	41,730
2,500	Biglari Holdings Inc., Cl. A†	1,952,518	742,500
1,000	Casey’s General Stores Inc.	35,644	132,490
108,500	Copart Inc.†	921,699	7,434,420
2,500	Dunkin’ Brands Group Inc.	47,500	132,750
145,000	GNC Holdings Inc., Cl. A†	431,497	67,875
760,000	Hertz Global Holdings Inc.†	11,200,168	4,696,800
596,800	Ingles Markets Inc., Cl. A	9,396,169	21,580,288
75,000	Lands’ End Inc.†	1,230,856	400,500
71,000	Macy’s Inc.	867,658	348,610
85,000	Movado Group Inc.	1,429,062	1,004,700
157,000	Nathan’s Famous Inc.	241,163	9,577,000
81,000	Penske Automotive Group Inc.	1,188,232	2,268,000

Shares		Cost	Market Value
93,000	Pets at Home Group plc	$159,631	$297,336
284,000	Rush Enterprises Inc., Cl. B	3,190,043	8,664,840
8,500	Salvatore Ferragamo SpA.	173,169	113,433
299,000	The Cheesecake Factory Inc.	7,954,904	5,106,920
60,000	Tractor Supply Co.	518,169	5,073,000
44,500	Village Super Market Inc., Cl. A	1,129,564	1,093,810
55,000	Weis Markets Inc.	1,727,131	2,291,300
600	Winmark Corp.	41,191	76,452

		46,425,308	75,289,834

	Specialty Chemicals — 3.2%
79,000	Albemarle Corp.	2,224,163	4,453,230
29,000	Ashland Global Holdings Inc.	218,330	1,452,030
1,870,000	Ferro Corp.†	9,443,558	17,503,200
101,000	GCP Applied Technologies Inc.†	2,675,914	1,797,800
91,200	General Chemical Group Inc.†	1,186	593
286,000	H.B. Fuller Co.	3,635,452	7,987,980
16,000	Hawkins Inc.	490,332	569,600
74,000	Huntsman Corp.	243,255	1,067,820
11,400	NewMarket Corp.	1,165,656	4,364,718
10,200	Quaker Chemical Corp.	162,280	1,288,056
80,000	Sensient Technologies Corp.	1,562,575	3,480,800
16,000	SGL Carbon SE†	146,810	43,834
6,000	Takasago International Corp.	160,690	112,551
170,000	Valvoline Inc.	594,483	2,225,300

		22,724,684	46,347,512

	Telecommunications — 1.2%
78,000	Consolidated Communications Holdings Inc.	511,823	354,900
134,000	Gogo Inc.†	922,190	284,080
140,000	HC2 Holdings Inc.†	519,712	217,000
6,000	IDT Corp., Cl. B†	25,437	32,520
112,000	Iridium Communications Inc.†	1,092,455	2,500,960
24,000	Liberty Latin America Ltd., Cl. C†	474,042	246,240
55,000	Loral Space & Communications Inc.†	2,193,920	893,750
130,000	Nuvera Communications Inc.	1,161,754	1,924,000
85,000	Rogers Communications Inc., Cl. B	307,210	3,530,050
100,000	Shenandoah Telecommunications Co.	246,392	4,925,000
721,000	VEON Ltd., ADR	1,455,127	1,088,710
15,000	Verizon Communications Inc.	72,206	805,950

		8,982,268	16,803,160

	Transportation — 1.9%
441,200	GATX Corp.	12,978,847	27,601,472
18,600	Irish Continental Group plc	13,660	66,465

See accompanying notes to financial statements.

6

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
110,000	Navigator Holdings Ltd.†	$1,202,839	$490,600

		14,195,346	28,158,537

	Wireless Communications — 0.2%
32,000	Millicom International Cellular SA, SDR	1,318,744	904,438
54,000	United States Cellular Corp.†	2,087,849	1,581,660

		3,406,593	2,486,098

	TOTAL COMMON STOCKS	781,808,400	1,457,585,070

	CLOSED-END FUNDS — 0.2%
75,000	MVC Capital Inc.	653,952	327,750
56,848	The Central Europe, Russia, and Turkey Fund Inc.	1,274,776	997,131
32,729	The European Equity Fund Inc.	325,355	231,394
119,537	The New Germany Fund Inc.	1,659,113	1,387,825

	TOTAL CLOSED-END FUNDS	3,913,196	2,944,100

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
124,000	Jungheinrich AG	851,129	1,907,797

Shares		Cost	Market Value
	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	$2	$2

	TOTAL MISCELLANEOUS INVESTMENTS —0.1%(c)	1,550,115	2,067,190

	TOTAL INVESTMENTS — 101.2%	$788,122,842	1,464,504,159

	Other Assets and Liabilities (Net) — (1.2)%		(17,273,484)

	NET ASSETS — 100.0%		$1,447,230,675

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

7

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/29/2020

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/29/2020

* Print the name and title of each signing officer under his or her signature.